                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668

                        Oppenheimer AMT - Free Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
MUNICIPAL BONDS AND NOTES--120.9%
ALABAMA--1.3%
$        30,000   AL 21st Century Authority Tobacco Settlement(1)                   5.500%    12/01/2021   $        29,531
         50,000   AL DCH Health Care Authority (Health Care Facilities)(1)          5.000     06/01/2021            49,178
         15,000   AL HFA (Pelican)(1)                                               6.550     03/20/2030            15,019
     12,000,000   AL Public School & College Authority(2)                           5.000     05/01/2029        12,338,220
      1,325,000   AL Space Science Exhibit Finance Authority(1)                     6.000     10/01/2025         1,065,101
         35,000   Birmingham, AL Baptist Medical Centers (Baptist Health
                  System)(1)                                                        5.625     11/15/2015            35,393
         15,000   Birmingham, AL Baptist Medical Centers (Baptist Health
                  System)(1)                                                        5.875     11/15/2024            14,801
        160,000   Birmingham, AL Private Educational Building Authority
                  (Birmingham-Southern College)(1)                                  6.125     12/01/2025           139,090
         15,000   Birmingham, AL Special Care Facilities (Children's Hospital of
                  Alabama)(1)                                                       5.500     06/01/2022            15,004
      1,500,000   Birmingham, AL Special Care Facilities (Children's Hospital of
                  Alabama)(1)                                                       6.000     06/01/2039         1,596,135
      4,000,000   Birmingham, AL Special Care Facilities (Children's Hospital of
                  Alabama)(1)                                                       6.125     06/01/2034         4,199,320
         90,000   Birmingham, AL Special Care Facilities Financing Authority
                  (Daughters of Charity)(1)                                         5.000     11/01/2025            90,297
        240,000   Cooperative District, AL Fort Deposit(1)                          6.000     02/01/2036           175,553
      4,000,000   Cullman, AL Medical Clinic Board (Cullman Regional Medical
                  Center)(1)                                                        6.500     02/15/2023         3,988,920
        185,000   Fayette, AL Waterworks(1)                                         5.250     10/01/2016           185,660
        395,000   Greater Montgomery, AL Educational Building Authority
                  (Huntingdon College)(1)                                           5.100     05/01/2016           375,151
         10,000   Jefferson County, AL Sewer                                        4.500     02/01/2012             3,923
        100,000   Jefferson County, AL Sewer                                        5.000     02/01/2018            35,312
        150,000   Jefferson County, AL Sewer                                        5.000     02/01/2020            52,598
      4,060,000   Jefferson County, AL Sewer                                        5.375     02/01/2027         1,407,034
         35,000   Jefferson County, AL Sewer                                        5.625     02/01/2018            12,340
        280,000   Jefferson County, AL Sewer                                        5.625     02/01/2022            97,597
         15,000   Lauderdale County & Florence, AL Health Care Authority (Coffee
                  Health Group)(1)                                                  5.250     07/01/2024            13,204
      2,000,000   Tuscaloosa, AL Educational Building Authority (Stillman
                  College)(1)                                                       5.000     06/01/2026         1,660,760
      5,000,000   Tuscaloosa, AL Educational Building Authority (Stillman
                  College)(1)                                                       5.250     06/01/2037         3,957,300
                                                                                                           ---------------
                                                                                                                31,552,441
                                                                                                           ---------------
ALASKA--1.6%
         10,000   AK HFC(1)                                                         5.200     06/01/2021            10,136
         65,000   AK HFC (Veterans Mtg.)(1)                                         6.150     06/01/2039            65,052
      8,000,000   AK HFC, Series A(2)                                               5.000     12/01/2033         7,992,840


                       1 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
ALASKA CONTINUED
$       750,000   AK Industrial Devel. and Export Authority (Anchorage
                  Sportsplex/Grace Community Church Obligated Group)                6.150%    08/01/2031   $       507,705
        600,000   AK Industrial Devel. and Export Authority Community Provider
                  (Boys & Girls Home)(1)                                            5.875     12/01/2027           471,342
     29,090,000   AK Northern Tobacco Securitization Corp. (TASC)(1)                5.000     06/01/2032        22,051,093
     11,005,000   AK Northern Tobacco Securitization Corp. (TASC)(1)                5.000     06/01/2046         7,312,823
                                                                                                           ---------------
                                                                                                                38,410,991
                                                                                                           ---------------
ARIZONA--5.6%
      1,000,000   Buckeye, AZ Watson Road Community Facilities District(1)          5.750     07/01/2022           841,720
      1,511,000   Buckeye, AZ Watson Road Community Facilities District(1)          6.000     07/01/2030         1,183,657
        200,000   Centerra, AZ Community Facilities District(1)                     5.150     07/15/2031           145,856
        474,950   Central AZ Irrigation & Drain District, Series A(1)               6.000     06/01/2013           475,078
        305,000   Estrella Mountain Ranch, AZ Community Facilities District(1)      5.450     07/15/2021           277,364
        200,000   Estrella Mountain Ranch, AZ Community Facilities District(1)      5.625     07/15/2025           175,752
        600,000   Estrella Mountain Ranch, AZ Community Facilities District(1)      5.800     07/15/2030           525,366
      1,015,000   Estrella Mountain Ranch, AZ Community Facilities District(1)      5.900     07/15/2022           947,787
        330,000   Estrella Mountain Ranch, AZ Community Facilities District(1)      6.125     07/15/2027           301,217
        500,000   Estrella Mountain Ranch, AZ Community Facilities District(1)      6.200     07/15/2032           454,245
        522,000   Festival Ranch, AZ Community Facilities District(1)               5.750     07/01/2032           410,798
        595,000   Festival Ranch, AZ Community Facilities District(1)               5.800     07/15/2032           471,311
        250,000   Gladden Farms, AZ Community Facilities District(1)                5.500     07/15/2031           191,533
        800,000   Litchfield Park, AZ Community Facility District(1)                6.375     07/15/2026           715,656
      1,415,000   Maricopa County, AZ IDA (Christian Care Apartments)(1)            6.500     01/01/2036         1,301,956
      2,000,000   Maricopa County, AZ IDA (Christian Care Mesa II)                  6.625     01/01/2034         1,563,760
        500,000   Maricopa County, AZ IDA (Immanuel Campus Care)(1)                 8.500     04/20/2041           450,540
      1,500,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                  6.750     11/01/2018         1,277,460
        785,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                  6.750     05/01/2031           577,124
        940,000   Maricopa County, AZ School District No. 24 (Gila Bend)(1)         5.500     07/01/2022           864,932
        200,000   Marley Park, AZ Community Facilities District(1)                  5.300     07/15/2031           144,932
        460,000   Merrill Ranch, AZ Community Facilities District No. 1 Special
                  Assessment Lien(1)                                                5.300     07/01/2030           337,589
        375,000   Palm Valley, AZ Community Facility District No. 3(1)              5.300     07/15/2031           271,748
        980,000   Palm Valley, AZ Community Facility District No. 3(1)              5.800     07/15/2032           754,914


                       2 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
ARIZONA CONTINUED
$     5,490,000   Phoenix, AZ IDA (Christian Care)(1)                               5.500%    07/01/2035   $     4,741,219
        500,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)              6.250     07/01/2036           418,330
        490,000   Pima County, AZ IDA (Arizona Charter School)(1)                   6.300     07/01/2031           412,134
      1,390,000   Pima County, AZ IDA (Arizona Charter School)(1)                   6.500     07/01/2023         1,248,137
      1,315,000   Pima County, AZ IDA (Arizona Charter School)(1)                   6.750     07/01/2031         1,170,889
      1,945,000   Pima County, AZ IDA (Christian Senior Living)(1)                  5.050     01/01/2037         1,675,462
        500,000   Pima County, AZ IDA (Facility Choice Education & Devel.
                  Corp.)(1)                                                         6.250     06/01/2026           416,355
      1,200,000   Pima County, AZ IDA (Facility Choice Education & Devel.
                  Corp.)(1)                                                         6.375     06/01/2036           949,896
     12,400,000   Pima County, AZ IDA (Metro Police Facility)(2)                    5.375     07/01/2039        12,604,786
        500,000   Pima County, AZ IDA (P.L.C. Charter Schools)(1)                   6.750     04/01/2036           430,935
        120,000   Pima County, AZ IDA (Paradise Education Center)(1)                5.875     06/01/2033            84,523
        250,000   Pima County, AZ IDA (Paradise Education Center)(1)                6.000     06/01/2036           175,610
      2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter School)            5.600     07/01/2023         2,039,410
        500,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                  5.670     12/01/2027           407,200
        650,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                  5.750     12/01/2037           498,440
      1,000,000   Pima County, AZ IDA (Valley Academy)(1)                           6.500     07/01/2038           883,740
        500,000   Quail Creek, AZ Community Facilities District(1)                  5.550     07/15/2030           369,340
     19,870,000   Salt River, AZ Agricultural Improvement & Power District(2)       5.000     01/01/2038        20,466,599
     17,885,000   Salt Verde, AZ Financial Corp.(1)                                 5.000     12/01/2037        15,297,935
        580,000   Salt Verde, AZ Financial Corp.(1)                                 5.250     12/01/2028           551,783
     29,030,000   Salt Verde, AZ Financial Corp.(1)                                 5.500     12/01/2037        25,917,694
     20,215,000   Salte Verde, AZ Financial Corp.(1)                                5.000     12/01/2032        18,170,657
         55,000   Show Low Bluff, AZ Community Facilities District Special
                  Assessment(1)                                                     5.200     07/01/2017            49,009
      1,655,000   Tartesso West, AZ Community Facilities District(1)                5.900     07/15/2032         1,328,502
      3,000,000   Verrado, AZ Community Facilities District No. 1(1)                5.350     07/15/2031         2,251,440
      4,775,000   Verrado, AZ Community Facilities District No. 1(1)                6.500     07/15/2027         4,293,250
      1,775,000   Vistancia, AZ Community Facilities District(1)                    6.750     07/15/2022         1,811,601
        500,000   Westpark, AZ Community Facilities District(1)                     5.250     07/15/2031           370,025
                                                                                                           ---------------
                                                                                                               133,697,196
                                                                                                           ---------------
ARKANSAS--0.1%
        300,000   Arkadelphia, AR Public Education Facilities Board (Ouachita
                  Baptist University)(1)                                            5.375     03/01/2038           284,736
      2,550,000   Cave Springs, AR Municipal Property (Creeks Special Sewer
                  District)(1)                                                      6.250     02/01/2038         2,026,664
                                                                                                           ---------------
                                                                                                                 2,311,400
                                                                                                           ---------------
CALIFORNIA--20.0%
      1,400,000   Antelope Valley, CA Healthcare District(1)                        5.250     09/01/2017         1,362,144


                       3 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
CALIFORNIA CONTINUED
$     1,385,000   Azusa, CA Special Tax Community Facilities District No.
                  05-1(1)                                                           5.000%    09/01/2027   $       989,541
      4,470,000   Azusa, CA Special Tax Community Facilities District No.
                  05-1(1)                                                           5.000     09/01/2037         2,873,629
      2,220,000   Beaumont, CA Financing Authority, Series B(1)                     5.875     09/01/2023         2,151,402
     18,330,000   CA Access to Loans for Learning Student Loan Corp.(1)             7.000     01/01/2036        18,891,265
     16,500,000   CA County Tobacco Securitization Agency                           5.714(3)  06/01/2046           689,370
      7,000,000   CA County Tobacco Securitization Agency                           6.500(3)  06/01/2046           292,460
      6,000,000   CA County Tobacco Securitization Agency                           6.650(3)  06/01/2046           217,920
    129,820,000   CA County Tobacco Securitization Agency                           6.700(3)  06/01/2050         2,512,017
      7,935,000   CA County Tobacco Securitization Agency                           7.234(3)  06/01/2033           970,530
     38,650,000   CA County Tobacco Securitization Agency                           7.550(3)  06/01/2055           412,782
      8,000,000   CA County Tobacco Securitization Agency                           7.750(3)  06/01/2046           330,800
      5,000,000   CA County Tobacco Securitization Agency (TASC)(1)                 0.000(4)  06/01/2036         3,401,250
      2,715,000   CA County Tobacco Securitization Agency (TASC)(1)                 5.125     06/01/2038         2,022,947
      4,060,000   CA County Tobacco Securitization Agency (TASC)(1)                 5.125     06/01/2038         3,025,106
      5,000,000   CA County Tobacco Securitization Agency (TASC)(1)                 5.875     06/01/2043         3,967,350
     21,000,000   CA County Tobacco Securitization Agency (TASC)(1)                 6.000     06/01/2042        17,008,530
     93,000,000   CA County Tobacco Securitization Agency (TASC)                    6.650(3)  06/01/2046         2,655,150
      1,750,000   CA Educational Facilities Authority (Fresno Pacific
                  University)(1)                                                    6.750     03/01/2019         1,740,235
     10,000,000   CA GO(1)                                                          5.000     10/01/2029         9,681,000
      5,870,000   CA GO(1)                                                          5.000     06/01/2032         5,558,068
      7,700,000   CA GO(1)                                                          5.000     11/01/2032         7,287,357
     10,000,000   CA GO(1)                                                          5.000     08/01/2034         9,402,000
      5,000,000   CA GO(1)                                                          5.750     04/01/2031         5,146,250
     30,595,000   CA GO(1)                                                          6.000     04/01/2038        32,515,142
      4,335,000   CA Golden State Tobacco Securitization Corp.(1)                   5.000     06/01/2036         3,278,170
      2,500,000   CA Golden State Tobacco Securitization Corp.(1)                   5.000     06/01/2045         2,153,525
     70,970,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)            0.000(4)  06/01/2037        43,599,000
      1,235,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)            5.000     06/01/2033           942,404
      6,980,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)            5.000     06/01/2045         6,012,642
     19,560,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)            5.125     06/01/2047        12,995,468
     10,000,000   CA Golden State Tobacco Securitization Corp. (TASC)(1)            5.750     06/01/2047         7,388,800
    414,000,000   CA Golden State Tobacco Securitization Corp. (TASC)               5.973(3)  06/01/2047        14,494,140
    110,000,000   CA Golden State Tobacco Securitization Corp. (TASC)               6.000(3)  06/01/2047         3,384,700


                       4 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
CALIFORNIA CONTINUED
$    20,000,000   CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO
                  Obligated Group)(2)                                               5.750%    07/01/2039   $    20,810,800
     22,400,000   CA Health Facilities Financing Authority (Sutter
                  Health/California Pacific Medical Center)(1)                      5.250     11/15/2046        21,402,080
        590,000   CA Independent Cities Lease Finance Authority (Morgan
                  Hill-Hacienda Valley)(1)                                          5.950     11/15/2039           530,959
      2,500,000   CA M-S-R Energy Authority(1)                                      6.500     11/01/2039         2,669,325
      5,000,000   CA M-S-R Energy Authority(1)                                      6.500     11/01/2039         5,338,650
     30,000,000   CA M-S-R Energy Authority(1)                                      7.000     11/01/2034        33,859,500
      2,500,000   CA Public Works (Various Community Colleges)(1)                   5.750     10/01/2030         2,493,825
      2,250,000   CA Statewide CDA (740 Olive Street)(1)                            5.100     07/20/2050         2,263,635
      2,100,000   CA Statewide CDA (Sutter Health Obligated Group)(1)               5.625     08/15/2042         2,107,056
      1,615,000   Chino, CA Community Facilities District Special Tax No.
                  2005-1(1)                                                         5.000     09/01/2027         1,080,532
      5,015,000   Chino, CA Community Facilities District Special Tax No.
                  2005-1(1)                                                         5.000     09/01/2036         3,025,800
      2,000,000   Corona-Norco, CA Unified School District Community Facilities
                  No. 04-1(1)                                                       5.200     09/01/2036         1,484,260
      2,000,000   Corona-Norco, CA Unified School District Public Financing
                  Authority Special Tax(1)                                          5.000     09/01/2036         1,397,660
      1,000,000   Davis, CA Special Tax Community Facilities District No.
                  2007-2(1)                                                         5.200     09/01/2027           799,080
      2,000,000   Davis, CA Special Tax Community Facilities District No.
                  2007-2(1)                                                         5.250     09/01/2037         1,486,280
        970,000   Elk Grove, CA Special Tax Community Facilities District No.
                  2005-1X(1)                                                        5.250     09/01/2037           586,181
        420,000   Hemet, CA Unified School District(1)                              5.050     09/01/2026           350,633
        250,000   Hemet, CA Unified School District(1)                              5.125     09/01/2036           194,075
        500,000   Hemet, CA Unified School District Community Facilities
                  District No. 2005-3(1)                                            5.750     09/01/2039           362,555
     10,000,000   Imperial, CA Irrigation District(2)                               5.125     11/01/2038         9,742,500
     60,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)         6.625(3)  06/01/2036         5,476,800
    120,000,000   Inland, CA Empire Tobacco Securitization Authority (TASC)         6.750(3)  06/01/2047         3,854,400
    360,655,000   Inland, CA Empire Tobacco Securitization Authority (TASC)         7.000(3)  06/01/2057         4,475,729
    345,750,000   Inland, CA Empire Tobacco Securitization Authority (TASC)         8.001(3)  06/01/2057         3,025,313
      2,345,000   Jurupa, CA Community Services District Special Tax Community
                  Facilities District No. 14(1)                                     6.000     09/01/2027         2,024,532
      5,175,000   Jurupa, CA Community Services District Special Tax Community
                  Facilities District No. 14(1)                                     6.150     09/01/2037         4,280,087
        745,000   Jurupa, CA Community Services District Special Tax Community
                  Facilities District No. 14(1)                                     6.200     09/01/2037           620,429


                       5 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
CALIFORNIA CONTINUED
$     1,425,000      Jurupa, CA Community Services District Special Tax
                     Community Facilities District No. 14(1)                        6.200%    09/01/2037   $     1,186,726
      1,685,000      Jurupa, CA Community Services District Special Tax
                     Community Facilities District No. 17(1)                        5.200     09/01/2036         1,397,303
        150,000      Jurupa, CA Community Services District Special Tax
                     Community Facilities District No. 29(1)                        8.250     09/01/2029           157,491
        250,000      Jurupa, CA Community Services District Special Tax
                     Community Facilities District No. 29(1)                        8.625     09/01/2039           264,698
      1,270,000      Lake Elsinore, CA Special Tax(1)                               5.150     09/01/2025         1,104,163
      1,195,000      Lake Elsinore, CA Special Tax(1)                               5.250     09/01/2030           998,255
      2,450,000      Lake Elsinore, CA Special Tax(1)                               5.250     09/01/2035         1,972,912
        200,000      Lake Elsinore, CA Special Tax(1)                               5.350     09/01/2036           160,846
        650,000      Lake Elsinore, CA Unified School District Community
                     Facilities District No. 04-3(1)                                5.250     09/01/2029           417,703
      4,000,000      Loma Linda, CA Redevel. Agency Tax Allocation(1)               5.250     07/01/2030         3,834,240
     15,000,000      Los Angeles, CA Community College District(2)                  5.000     08/01/2033        15,405,525
      2,000,000      Los Angeles, CA Regional Airports Improvement Corp.
                     (American Airlines)(1)                                         7.125     12/01/2024         1,891,420
      4,175,000      Los Angeles, CA Regional Airports Improvement Corp. (Delta
                     Airlines)(1)                                                   6.350     11/01/2025         3,692,913
         95,000      Los Angeles, CA Regional Airports Improvement Corp. (United
                     Airlines)(5, 6)                                                6.875     11/15/2012            93,659
         15,000      Los Angeles, CA Regional Airports Improvement Corp. (United
                     Airlines)(5, 6)                                                8.800     11/15/2021            15,064
        365,000      Menifee, CA Union School District Special Tax Community
                     Facilities District No. 2006-3(1)                              5.000     09/01/2037           263,910
      2,500,000      Modesto, CA Special Tax Community Facilities District
                     No. 4(1)                                                       5.150     09/01/2036         1,822,750
        660,000      Moreno Valley, CA Unified School District Community
                     Facilities District Special Tax No. 2004-3(1)                  5.000     09/01/2027           514,272
      1,250,000      Moreno Valley, CA Unified School District Community
                     Facilities District Special Tax No. 2004-3(1)                  5.000     09/01/2037           892,463
      5,000,000      Northern CA Tobacco Securitization Authority (TASC)(1)         5.500     06/01/2045         3,541,700
      4,250,000      Oakland, CA GO(1)                                              6.000     01/15/2034         4,511,885
        570,000      Perris, CA Community Facilities District Special Tax No.
                     2001(1)                                                        5.000     09/01/2026           407,858
      1,590,000      Perris, CA Community Facilities District Special Tax No.
                     2001(1)                                                        5.000     09/01/2037           990,395
        660,000      Perris, CA Community Facilities District Special Tax No.
                     2005-1(1)                                                      5.000     09/01/2037           468,857
      1,000,000      Rancho Mirage, CA Joint Powers Financing Authority
                     (Eisenhower Medical Center/Eisenhower Health Services
                     Obligated Group)(1)                                            5.000     07/01/2047           902,270


                       6 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
CALIFORNIA CONTINUED
$     5,000,000   Sacramento County, CA Airport(1)                                  6.000%    07/01/2041   $     5,474,100
      1,620,000   San Gorgonio, CA Memorial Health Care District(1)                 7.000     08/01/2027         1,735,636
      7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise(1)          6.625     03/01/2018         6,599,670
     10,000,000   Southern CA Tobacco Securitization Authority(1)                   5.125     06/01/2046         6,625,900
     13,675,000   Southern CA Tobacco Securitization Authority                      6.400(3)  06/01/2046           496,676
     47,250,000   Southern CA Tobacco Securitization Authority                      7.100(3)  06/01/2046         1,348,988
      5,000,000   Southern CA Tobacco Securitization Authority (TASC)(1)            5.000     06/01/2037         3,765,650
      1,000,000   Stockton, CA Public Financing Authority, Series A(1)              5.000     09/01/2016           991,380
      1,195,000   Stockton, CA Public Financing Authority, Series A(1)              5.000     09/01/2018         1,147,881
      5,135,000   Stockton, CA Public Financing Authority, Series A(1)              5.250     09/01/2031         4,439,567
        235,000   Temecula Valley, CA Unified School District Community
                  Facilities District No. 2004(1)                                   5.000     09/01/2037           195,649
      2,000,000   Temecula, CA Public Financing Authority Community Facilities
                  District (Roripaugh)(1)                                           5.450     09/01/2026         1,172,340
      1,000,000   Temecula, CA Public Financing Authority Community Facilities
                  District (Roripaugh)(1)                                           5.500     09/01/2036           520,660
     10,500,000   University of California (Regents Medical Center)(2)              5.000     05/15/2037        10,519,425
     16,000,000   University of California (Regents Medical Center)(2)              5.250     05/15/2039        16,839,840
        100,000   Victor Valley, CA Union High School District(1)                   5.050     09/01/2025            82,504
      1,160,000   Victor Valley, CA Union High School District(1)                   5.100     09/01/2035           852,403
        600,000   Washington Township, CA Health Care District(1)                   5.250     07/01/2029           586,290
      2,025,000   Westside, CA Union School District Community Facilities
                  District Special Tax No. 2005-2(1)                                5.000     09/01/2036         1,456,016
                                                                                                           ---------------
                                                                                                               476,855,623
COLORADO--3.0%
        185,000   Arkansas River, CO Power Authority(1)                             5.000     10/01/2043           158,095
      1,400,000   Arkansas River, CO Power Authority(1)                             6.000     10/01/2040         1,400,490
        500,000   CO Andonea Metropolitan District No. 2(1)                         6.125     12/01/2025           400,210
      1,000,000   CO Andonea Metropolitan District No. 3(1)                         6.250     12/01/2035           731,300
      2,800,000   CO Arista Metropolitan District(1)                                6.750     12/01/2035         1,976,492
        500,000   CO Beacon Point Metropolitan District(1)                          6.125     12/01/2025           409,705
      4,500,000   CO Broomfield Village Metropolitan District No. 2(1)              6.250     12/01/2032         3,512,610
        960,000   CO Central Marksheffel Metropolitan District(1)                   7.250     12/01/2029           832,877
      7,200,000   CO Compark Business Campus Metropolian District(1)                5.600     12/01/2034         6,181,704
        500,000   CO Copperleaf Metropolitan District No. 2(1)                      5.850     12/01/2026           360,420
        625,000   CO Copperleaf Metropolitan District No. 2(1)                      5.950     12/01/2036           413,738
        500,000   CO Crystal Crossing Metropolitan District(1)                      6.000     12/01/2036           333,425
         10,000   CO Deer Creek Metropolitan District(1)                            5.000     12/01/2026            10,156
        125,000   CO E-470 Public Highway Authority                                 6.814(3)  09/01/2025            44,908


                       7 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
COLORADO CONTINUED
$       500,000   CO Educational and Cultural Facilities Authority (Carbon
                  Valley Academy Charter School)(1)                                 5.625%    12/01/2036   $       384,930
        300,000   CO Educational and Cultural Facilities Authority (Crown Point
                  Charter School)(1)                                                5.000     07/15/2039           270,465
      5,000,000   CO Educational and Cultural Facilities Authority (Inn at
                  Auraria)                                                          6.000     07/01/2042         2,818,850
         10,000   CO Educational and Cultural Facilities Authority (University
                  of Northern Colorado)(1)                                          5.000     07/01/2031             9,275
        500,000   CO Elbert and Highway 86 Metropolitan District(1)                 5.750     12/01/2036           346,915
      1,000,000   CO Elkhorn Ranch Metropolitan District(1)                         6.375     12/01/2035           764,120
        500,000   CO Fallbrook Metropolitan District(1)                             5.625     12/01/2026           375,270
         10,000   CO Health Facilities Authority (Denver Options)(1)                5.375     02/01/2022             8,364
         30,000   CO Health Facilities Authority (Denver Options)(1)                5.625     02/01/2032            23,696
         10,000   CO Health Facilities Authority (National Jewish Medical &
                  Research Center)(1)                                               5.375     01/01/2023             9,479
        500,000   CO Heritage Todd Creek Metropolitan District(1)                   5.500     12/01/2037           329,150
        500,000   CO High Plains Metropolitan District(1)                           6.250     12/01/2035           365,650
        500,000   CO Horse Creek Metropolitan District(1)                           5.750     12/01/2036           343,475
     13,000,000   CO Hsg. & Finance Authority (Single Family)(2)                    5.500     11/01/2029        13,800,020
        500,000   CO Huntington Trails Metropolitan District(1)                     6.250     12/01/2036           364,365
      1,825,000   CO International Center Metropolitan District No.3(1)             6.500     12/01/2035         1,310,350
        500,000   CO Liberty Ranch Metropolitan District(1)                         6.250     12/01/2036           364,365
        625,000   CO Madre Metropolitan District No. 2(1)                           5.500     12/01/2036           407,856
      2,770,000   CO Murphy Creek Metropolitan District No. 3(1)                    6.000     12/01/2026         1,510,703
      2,850,000   CO Murphy Creek Metropolitan District No. 3(1)                    6.125     12/01/2035         1,420,611
      2,670,000   CO North Pines Metropolitan District(1)                           6.750     12/01/2036         2,081,265
      1,545,000   CO North Range Metropolitan District No. 1(1)                     5.000     12/15/2024         1,214,308
      1,250,000   CO North Range Metropolitan District No. 2(1)                     5.500     12/15/2018         1,053,788
        500,000   CO North Range Metropolitan District No. 2(1)                     5.500     12/15/2037           343,595
      1,000,000   CO Northwest Metropolitan District No. 3(1)                       6.125     12/01/2025           800,420
      1,875,000   CO Northwest Metropolitan District No. 3(1)                       6.250     12/01/2035         1,408,650
        125,000   CO Potomac Farms Metropolitan District(1)                         0.000(4)  12/01/2023           104,423
        750,000   CO Potomac Farms Metropolitan District(1)                         7.250     12/01/2037           535,913
        500,000   CO Prairie Center Metropolitan District No. 3(1)                  5.250     12/15/2021           418,410
        815,000   CO Prairie Center Metropolitan District No. 3(1)                  5.400     12/15/2031           618,634
        750,000   CO Regency Metropolitan District(1)                               5.750     12/01/2036           522,690
         15,000   CO Ridges Metropolitan District Mesa County(1)                    6.100     10/15/2013            15,069
      1,000,000   CO Serenity Ridge Metropolitan District No. 2                     7.500     12/01/2034           449,400
        270,000   CO Silver Dollar Metropolitan District(1)                         5.100     12/01/2030           204,287
        500,000   CO Silver Peaks Metropolitan District(1)                          5.750     12/01/2036           338,980
      1,000,000   CO Sorrell Ranch Metropolitan District                            6.750     12/15/2036           797,160
        685,000   CO Tallgrass Metropolitan District(1)                             5.250     12/01/2037           507,332
        540,000   CO Tallyns Reach Metropolitan District No. 3(1)                   5.100     12/01/2026           486,335
        500,000   CO Traditions Metropolitan District No. 2(1)                      5.750     12/01/2036           343,475


                       8 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
COLORADO CONTINUED
$     1,129,000   CO Wheatlands Metropolitan District(1)                            6.000%    12/01/2025   $       891,346
        500,000   CO Wheatlands Metropolitan District(1)                            6.125     12/01/2035           365,225
        250,000   CO Woodmen Heights Metropolitan District No. 1(1)                 6.750     12/01/2020           220,920
      4,500,000   CO Woodmen Heights Metropolitan District No. 1(1)                 7.000     12/01/2030         3,684,690
     10,000,000   Ebert, CO Metropolitan District(1)                                5.350     12/01/2037         8,997,300
        175,000   Fairplay, CO Sanitation District(1)                               5.250     12/15/2031           132,934
        180,000   Jefferson County, CO (Section 14 Metropolitan District)(1)        5.000     12/01/2018           184,743
      2,970,000   Loveland, CO Special Assessment(1)                                5.625     07/01/2029         2,138,281
         25,000   Public Authority for CO (Natural Gas Energy)(1)                   6.250     11/15/2028            25,975
         30,000   University of Colorado Hospital Authority(1)                      5.200     11/15/2017            30,016
         20,000   University of Colorado Hospital Authority(1)                      5.250     11/15/2022            20,000
                                                                                                           ---------------
                                                                                                                70,929,603
                                                                                                           ---------------
CONNECTICUT--0.3%
         75,000   CT Devel. Authority (Church Homes)(1)                             5.800     04/01/2021            71,040
        785,000   CT H&EFA (Bridgeport Hospital)(1)                                 6.625     07/01/2018           788,383
         45,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation
                  Obligated Group)(1)                                               5.250     07/01/2015            45,034
         20,000   CT H&EFA (DKH)(1)                                                 5.375     07/01/2016            20,055
        220,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)                        5.375     07/01/2026           220,110
        230,000   CT H&EFA (Ethel Walker School)(1)                                 6.000     07/01/2039           220,763
        300,000   CT H&EFA (Hospital for Special Care)(1)                           5.250     07/01/2037           250,107
         20,000   CT H&EFA (Lawrence & Memorial Hospital)(1)                        5.000     07/01/2013            20,013
         50,000   CT H&EFA (Middlesex Hospital)(1)                                  5.125     07/01/2017            49,482
         10,000   CT H&EFA (Sacred Heart University)(1)                             5.000     07/01/2028             9,398
         20,000   CT HFA(1)                                                         5.200     11/15/2021            20,018
         60,000   CT HFA(7)                                                         5.600     06/15/2017            60,066
        500,000   Georgetown, CT Special Taxing District                            5.125     10/01/2036           236,310
     10,150,000   Mashantucket, CT Western Pequot Tribe, Series B                   5.750     09/01/2027         5,397,669
                                                                                                           ---------------
                                                                                                                 7,408,448
                                                                                                           ---------------
DELAWARE--0.8%
      4,000,000   Bridgeville, DE Special Obligation (Heritage Shores)(1)           5.450     07/01/2035         2,607,600
      1,000,000   Kent County, DE Student Hsg. (Delaware State University
                  Student Hsg. Foundation)(1)                                       5.000     07/01/2025           689,860
        630,000   Kent County, DE Student Hsg. (Delaware State University
                  Student Hsg. Foundation)(1)                                       5.000     07/01/2030           403,326
      2,310,000   Millsboro, DE Special Obligation (Plantation Lakes)(1)            5.450     07/01/2036         1,463,108
                                                                                                           ---------------
                                                                                                                 5,163,894
                                                                                                           ---------------
DISTRICT OF COLUMB -- 0.8%
        720,000   District of Columbia Tobacco Settlement Financing Corp.(1)        6.750     05/15/2040           700,934


                       9 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
DISTRICT OF COLUMBIA CONTINUED
$    72,125,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)    6.375%(3) 06/15/2046   $     2,269,774
    304,205,000   District of Columbia Tobacco Settlement Financing Corp. (TASC)    6.924(3)  06/15/2046        11,404,645
      6,500,000   Metropolitan Washington, D.C. Airport Authority (Dulles Toll
                  Road)(1)                                                          1.060(3)  10/01/2041         4,441,060
                                                                                                           ---------------
                                                                                                                18,816,413
                                                                                                           ---------------
FLORIDA--16.3%
        810,000   Aberdeen, FL Community Devel. District                            5.250     11/01/2015           487,345
        900,000   Aberdeen, FL Community Devel. District                            5.500     05/01/2036           516,537
        100,000   Alachua County, FL Health Facilities Authority (Shands
                  Teaching Hospital & Clinics/Shands at Lake Shore Obligated
                  Group)(1)                                                         6.750     12/01/2030           107,287
      2,000,000   Amelia Concourse, FL Community Devel. District(5)                 5.750     05/01/2038           995,060
        700,000   Amelia Walk, FL Community Devel. District Special
                  Assessment(5)                                                     5.500     05/01/2037           356,531
     13,950,000   Arborwood, FL Community Devel. District (Centex Homes)(1)         5.250     05/01/2016        11,303,546
      1,130,000   Arlington Ridge, FL Community Devel. District                     5.500     05/01/2036           496,985
      6,610,000   Ave Maria Stewardship, FL Community Devel. District(1)            5.125     05/01/2038         4,269,796
      1,470,000   Avelar Creek, FL Community Devel. District(1)                     5.375     05/01/2036           963,747
        435,000   Avignon Villages, FL Community Devel. District(5, 6)              5.300     05/01/2014           143,768
        250,000   Avignon Villages, FL Community Devel. District(5, 6)              5.400     05/01/2037            82,650
        420,000   Bahia Lakes, FL Community Devel. District(1)                      5.450     05/01/2037           277,246
      1,600,000   Bainebridge, FL Community Devel. District(1)                      5.500     05/01/2038           941,920
         65,000   Baker County, FL Hospital Authority(1)                            5.300     12/01/2023            53,485
      1,830,000   Bay Laurel Center, FL Community Devel. District(1)                5.450     05/01/2037         1,289,601
      1,520,000   Baywinds, FL Community Devel. District                            5.250     05/01/2037           697,999
      1,325,000   Beacon Lakes, FL Community Devel. District Special
                  Assessment(1)                                                     6.000     05/01/2038         1,007,808
      1,200,000   Beacon Lakes, FL Community Devel. District Special
                  Assessment(1)                                                     6.200     05/01/2038           864,492
      1,775,000   Beacon, FL Tradeport Community Devel. District(1)                 7.250     05/01/2033         1,757,232
        115,000   Bluewaters, FL Community Devel. District Special
                  Assessment(1)                                                     6.000     05/01/2035            97,461
         50,000   Boynton Beach, FL Multifamily Hsg. (Clipper Cove
                  Apartments)(1)                                                    5.300     01/01/2023            43,735
      1,975,000   Boynton Village, FL Community Devel. District Special
                  Assessment(1)                                                     6.000     05/01/2038         1,475,681
         25,000   Broward County, FL Educational Facilities Authority (Nova
                  Southeastern University)(1)                                       5.625     04/01/2034            24,527
        200,000   Cape Coral, FL Health Facilities Authority (Gulf Care)(1)         5.625     10/01/2027           188,890
        195,000   Cape Coral, FL Health Facilities Authority (Gulf Care)(1)         6.000     10/01/2025           194,981


                      10 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
FLORIDA CONTINUED
$     1,325,000   Cascades, FL Groveland Community Devel. District(1)               5.300%    05/01/2036   $       591,175
      1,955,000   Catalina at Winkler Preserve, FL Community Devel. District(1)     5.600     05/01/2036         1,449,633
      3,375,000   Century Gardens at Tamiami, FL Community Devel. District
                  (Century Gardens at Tamiami)(5)                                   6.125     05/01/2012         1,688,141
      6,740,000   Century Gardens at Tamiami, FL Community Devel. District
                  (Century Gardens at Tamiami)(5)                                   6.250     05/01/2037         3,633,804
      3,400,000   Chapel Creek, FL Community Devel. District Special Assessment     5.500     05/01/2038         1,296,896
      1,500,000   City Center, FL Community Devel. District                         6.000     05/01/2038           815,160
      1,675,000   Clearwater Cay, FL Community Devel. District                      5.500     05/01/2037           753,097
      2,250,000   Colonial Country Club, FL Community Devel.(1)                     6.400     05/01/2033         2,304,608
      3,370,000   Concorde Estates, FL Community Devel. District(1)                 5.850     05/01/2035         1,700,064
      1,245,000   Connerton West, FL Community Devel. District                      5.125     05/01/2016           470,797
      1,620,000   Copperstone, FL Community Devel. District(1)                      5.200     05/01/2038         1,060,744
      2,685,000   Cordoba Ranch, FL Community Devel. District Special
                  Assessment(5)                                                     5.550     05/01/2037         1,059,179
        425,000   Coronado, FL Community Devel. District(1)                         6.000     05/01/2038           304,066
      4,365,000   Creekside, FL Community Devel. District                           5.200     05/01/2038         2,382,330
        390,000   Crestview II, FL Community Devel. District Special
                  Assessment(1)                                                     5.600     05/01/2037           302,761
        875,000   Crosscreek, FL Community Devel. District(1)                       5.500     05/01/2017           328,641
        425,000   Crosscreek, FL Community Devel. District(1)                       5.600     05/01/2039           159,656
      5,800,000   Cypress Creek of Hillsborough County, FL Community Devel.
                  District(1)                                                       5.350     05/01/2037         2,801,748
      1,100,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)(1)           8.000     06/01/2022           986,095
         10,000   Dania, FL Sales Tax(1)                                            5.000     10/01/2025             9,581
         25,000   Destin, FL Community Redevel. Agency (Town Center Area)(1)        5.300     05/01/2027            19,048
      1,840,000   Dupree Lakes, FL Community Devel. District(1)                     5.375     05/01/2037         1,271,146
        985,000   Durbin Crossing, FL Community Devel. District Special
                  Assessment(1)                                                     5.250     11/01/2015           651,686
         10,000   Duval County, FL HFA (C.A.U. Eagles Point North/
                  C.A.U. Cedars Obligated Group)(1)                                 5.650     07/01/2022             9,136
        380,000   East Homestead, FL Community Devel. District(1)                   5.000     05/01/2011           285,220
      2,400,000   East Homestead, FL Community Devel. District(1)                   5.375     05/01/2036         1,747,872
      1,365,000   East Homestead, FL Community Devel. District(1)                   5.450     11/01/2036         1,011,479
        500,000   Enclave at Black Point Marina, FL Community Devel. District(5)    5.200     05/01/2014           306,910
        225,000   Enclave at Black Point Marina, FL Community Devel. District(5)    5.400     05/01/2037           136,179
         50,000   Escambia County, FL Health Facilities Authority (Baptist
                  Manor)(1)                                                         5.125     10/01/2019            48,062
         10,000   Escambia County, FL Utilities Authority(1)                        6.250     01/01/2015            10,652
        805,000   Fiddler's Creek, FL Community Devel. District(1)                  5.875     05/01/2021           733,661


                      11 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
FLORIDA CONTINUED
$     7,430,000   Fiddler's Creek, FL Community Devel. District No.2                6.000%    05/01/2038   $     4,518,629
        485,000   FL Capital Trust Agency (AHF Florida LLC)                         8.125     10/01/2038            87,290
      2,550,000   FL Capital Trust Agency (American Opportunity)(1)                 5.875     06/01/2038         1,367,030
      5,760,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                7.000     07/15/2032         2,856,211
      1,875,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                8.260     07/15/2038           930,750
     10,440,000   FL COP (Dept. of Management Services)(2)                          5.250     08/01/2028        11,026,624
         20,000   FL Correctional Private Commission (350 Bed Youthful) COP(1)      5.000     08/01/2017            20,016
        240,000   FL Gateway Services Community Devel. District (Sun City
                  Center)(1)                                                        6.500     05/01/2033           208,234
      7,760,000   FL Island at Doral III Community Devel. District Special
                  Assessment(1)                                                     5.900     05/01/2035         4,846,430
      1,100,000   FL Lake Ashton II Community Devel. District(1)                    5.375     05/01/2036           740,960
         35,000   FL Mira Lago West Community Devel. District(1)                    5.375     05/01/2036            24,952
      1,000,000   FL New Port Tampa Bay Community Devel. District(7)                5.300     11/01/2012           349,800
      7,220,000   FL New Port Tampa Bay Community Devel. District(7)                5.875     05/01/2038         2,525,484
        500,000   FL Parker Road Community Devel. District(1)                       5.350     05/01/2015           310,125
        495,000   FL Parker Road Community Devel. District(1)                       5.600     05/01/2038           287,753
        950,000   FL Principal One Community Devel. District(1)                     5.650     05/01/2035           803,415
         60,000   FL State Board of Education(1)                                    5.000     06/01/2024            60,182
      3,955,000   Flora Ridge, FL Educational Facilities Benefit District(1)        5.300     05/01/2037         2,781,156
      2,300,000   Fontainbleau Lakes, FL Community Devel. District(1)               6.000     05/01/2015         1,252,764
        910,000   Fontainbleau Lakes, FL Community Devel. District(1)               6.000     05/01/2038           533,824
        995,000   Forest Creek, FL Community Devel. District(5)                     5.450     05/01/2036           460,466
     10,000,000   Grand Bay at Doral, FL Community Devel. District(1)               6.000     05/01/2017         6,672,000
      3,000,000   Grand Bay at Doral, FL Community Devel. District(1)               6.000     05/01/2039         1,554,930
      3,580,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District          5.500     05/01/2038         1,890,705
      3,735,000   Harrison Ranch, FL Community Devel. District(1)                   5.300     05/01/2038         2,311,517
        375,000   Hawks Point, FL Community Devel. District(1)                      5.300     05/01/2039           242,265
      3,835,000   Heritage Bay, FL Community Devel. District(1)                     5.500     05/01/2036         2,543,602
        930,000   Heritage Harbour South, FL Community Devel. District(1)           6.500     05/01/2034           912,144
        195,000   Heritage Isles, FL Community Devel. District(5, 6)                7.100     10/01/2023           100,261
      1,215,000   Heritage Plantation, FL Community Devel. District                 5.400     05/01/2037           610,902
         10,000   Hialeah, FL Hsg. Authority(1)                                     5.800     06/20/2033            10,277
        310,000   Highland Meadows, FL Community Devel. District Special
                  Assessment, Series A(1)                                           5.500     05/01/2036           135,603
        920,000   Highlands, FL Community Devel. District(5)                        5.000     05/01/2011           460,055
      5,600,000   Highlands, FL Community Devel. District(5)                        5.550     05/01/2036         2,924,096
        745,000   Hillsborough County, FL IDA (Senior Care Group)(1)                6.750     07/01/2029           676,564
         25,000   Hillsborough County, FL IDA (Tampa General Hospital)(1)           5.400     10/01/2028            24,911
      5,000,000   Hillsborough County, FL IDA (University Community Hospital)(1)    8.000     08/15/2032         5,590,050


                      12 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
FLORIDA CONTINUED
$       890,000   Indigo, FL Community Devel. District(1)                           5.750%    05/01/2036   $       485,068
         10,000   Jacksonville, FL Electric Authority (Water and Sewer)(1)          5.250     10/01/2039            10,006
         35,000   Jacksonville, FL Health Facilities Authority (Daughters of
                  Charity Health Services of Austin)(1)                             5.250     08/15/2027            35,123
         25,000   Jacksonville, FL Sales Tax(1)                                     5.000     10/01/2030            25,227
      4,005,000   K-Bar Ranch, FL Community Devel. District Special
                  Assessment(5)                                                     5.450     05/01/2036         2,539,450
      5,590,000   Keys Cove, FL Community Devel. District(1)                        5.500     05/01/2036         4,158,569
        225,000   Lake Frances, FL Community Devel. District Special
                  Assessment(5)                                                     5.300     05/01/2037           118,368
         75,000   Lakeland, FL Hospital System (Lakeland Regional Medical
                  Center)(1)                                                        5.250     11/15/2025            74,993
        250,000   Lakeside Landings, FL Devel. District(5)                          5.500     05/01/2038           113,003
      5,000,000   Lakewood Ranch, FL Stewardship District(1)                        5.500     05/01/2036         3,009,650
      4,000,000   Lakewood Ranch, FL Stewardship District (Country Club East
                  Investors)(1)                                                     5.400     05/01/2037         2,381,720
      1,000,000   Landmark at Doral, FL Community Devel. District Special
                  Assessment                                                        5.500     05/01/2038           330,610
      4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)(1)                   6.750     10/01/2032         4,085,145
        500,000   Legends Bay, FL Community Devel. District(1)                      5.500     05/01/2014           326,995
        500,000   Legends Bay, FL Community Devel. District(1)                      5.875     05/01/2038           299,235
      2,060,000   Lucaya, FL Community Devel. District(1)                           5.375     05/01/2035         1,450,034
      2,500,000   Madeira, FL Community Devel. District(1)                          5.250     11/01/2014         1,293,925
      2,500,000   Madeira, FL Community Devel. District(1)                          5.450     05/01/2039         1,214,425
        530,000   Madison County, FL Mtg. (Twin Oaks)(1)                            6.000     07/01/2025           397,436
      1,775,000   Magnolia Creek, FL Community Devel. District(1)                   5.900     05/01/2039         1,098,157
      1,455,000   Magnolia West, FL Community Devel. District Special
                  Assessment(1)                                                     5.350     05/01/2037           844,497
      1,865,000   Marsh Harbor, FL Community Devel. District,
                  Series A(1)                                                       5.450     05/01/2036         1,473,910
      9,135,000   Meadow Pines, FL Community Devel. District Special
                  Assessment(1)                                                     6.250     05/01/2034         7,147,133
      1,500,000   Meadow Woods, FL Community Devel. District Special
                  Assessment(1)                                                     6.050     05/01/2035           792,675
      4,440,000   Mediterranea, FL Community Devel. District Special
                  Assessment(1)                                                     5.600     05/01/2037         2,713,240
      2,390,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical
                  Center)(1)                                                        6.800     11/15/2031         2,177,433
         50,000   Miami, FL Health Facilities Authority (Catholic Health
                  East)(1)                                                          5.250     11/15/2028            49,820
      2,440,000   Midtown Miami, FL Community Devel. District Special
                  Assessment(1)                                                     6.500     05/01/2037         2,044,744
      4,205,000   Miromar Lakes, FL Community Devel. District(1)                    6.875     05/01/2035         3,300,126
      3,440,000   Miromar Lakes, FL Community Devel. District(1)                    7.375     05/01/2032         2,936,556


                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
FLORIDA CONTINUED
$     3,865,000   Monterey/Congress, FL Community Devel. District Special
                  Assessment(1)                                                     5.375%    05/01/2036   $     2,679,257
      9,550,000   Moody River, FL Estates Community Devel. District(1)              5.350     05/01/2036         5,438,057
     11,110,000   Myrtle Creek, FL Improvement District Special Assessment(1)       5.200     05/01/2037         6,303,481
        160,000   Naples, FL Hospital Revenue (Naples Community Hospital)(1)        5.250     10/01/2014           160,067
        580,000   Naturewalk, FL Community Devel. District(1)                       5.300     05/01/2016           307,951
        495,000   Naturewalk, FL Community Devel. District(1)                       5.500     05/01/2038           253,410
      1,800,000   Northern Palm Beach, FL Improvement District(1)                   5.350     08/01/2041         1,138,572
        480,000   Oak Creek, FL Community Devel. District Special Assessment(1)     5.800     05/01/2035           333,470
      7,605,000   Oakland, FL Charter School(1)                                     6.950     12/01/2032         7,053,790
      1,345,000   Oakmont Grove, FL Community Devel. District Special
                  Assessment(5)                                                     5.250     05/01/2012           644,403
        500,000   Oakmont Grove, FL Community Devel. District Special
                  Assessment(5)                                                     5.400     05/01/2038           205,680
        300,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                  Obligated Group)(1)                                               8.875     07/01/2021           310,716
        800,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                  Obligated Group)(1)                                               9.000     07/01/2031           828,432
     10,000,000   Orange County, FL Health Facilities Authority (Nemours
                  Foundation)(1)                                                    5.000     01/01/2039        10,101,900
        250,000   Orange County, FL Health Facilities Authority (Orlando
                  Lutheran Tower)(1)                                                5.500     07/01/2032           193,628
        375,000   Orange County, FL Health Facilities Authority (Orlando
                  Lutheran Tower)(1)                                                5.500     07/01/2038           283,200
     10,000,000   Orange County, FL School Board COP(2)                             5.500     08/01/2034        10,434,000
         25,000   Orlando & Orange County, FL Expressway Authority(1)               5.000     07/01/2028            25,059
      1,250,000   Palm Bay, FL Educational Facilities (Patriot Charter
                  School)(5)                                                        7.000     07/01/2036           749,750
        125,000   Palm Beach County, FL Health Facilities Authority (Boca Raton
                  Community Hospital)(1)                                            5.500     12/01/2021           110,989
         25,000   Palm Beach County, FL Health Facilities Authority (Boca Raton
                  Community Hospital)(1)                                            5.625     12/01/2031            20,724
      2,070,000   Palm Coast Park, FL Community Devel. District Special
                  Assessment(1)                                                     5.700     05/01/2037         1,209,894
      1,365,000   Palm Glades, FL Community Devel. District(1)                      4.850     05/01/2011           888,588
      2,500,000   Palm Glades, FL Community Devel. District(1)                      5.300     05/01/2036         1,687,400
        460,000   Palm River, FL Community Devel. District(5)                       5.150     05/01/2013           206,223
        245,000   Palm River, FL Community Devel. District(1)                       5.375     05/01/2036           109,836
      4,600,000   Palma Sola Trace, FL Community Devel. District(1)                 5.750     05/01/2035         3,155,416
      2,620,000   Parkway Center, FL Community Devel. District, Series A(1)         6.125     05/01/2024         1,919,936


                      14 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
FLORIDA CONTINUED
$     2,205,000   Parkway Center, FL Community Devel. District, Series A(1)         6.300%    05/01/2034   $     1,490,051
      1,445,000   Pine Ridge Plantation, FL Community Devel. District(1)            5.400     05/01/2037           740,288
      1,500,000   Pinellas County, FL Health Facility Authority (St. Mark
                  Village)(1)                                                       5.650     05/01/2037         1,136,940
        430,000   Poinciana West, FL Community Devel. District Special
                  Assessment(1)                                                     6.000     05/01/2037           340,852
         25,000   Port Everglades, FL Authority, Series A(1)                        5.000     09/01/2016            25,501
        705,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)(1)        5.350     07/01/2027           540,770
        670,000   Portico, FL Community Devel. District(1)                          5.450     05/01/2037           396,312
      2,670,000   Portofino Cove, FL Community Devel. District Special
                  Assessment(5)                                                     5.250     05/01/2012         1,315,883
        500,000   Portofino Cove, FL Community Devel. District Special
                  Assessment(5)                                                     5.500     05/01/2038           206,535
        285,000   Portofino Landings, FL Community Devel. District Special
                  Assessment(5)                                                     5.200     05/01/2017           214,109
      1,000,000   Portofino Landings, FL Community Devel. District Special
                  Assessment(5)                                                     5.400     05/01/2038           573,790
        270,000   Portofino Springs, FL Community Devel. District Special
                  Assessment(5)                                                     5.500     05/01/2038           114,450
      6,700,000   Quarry, FL Community Devel. District(1)                           5.250     05/01/2016         5,202,081
        585,000   Quarry, FL Community Devel. District(1)                           5.250     05/01/2036           338,423
     46,245,000   Quarry, FL Community Devel. District(1)                           5.500     05/01/2036        27,847,814
     11,015,000   Renaissance Commons, FL Community Devel. District, Series A(1)    5.600     05/01/2036         7,653,442
      1,710,000   Reunion East, FL Community Devel. District(1)                     5.800     05/01/2036           944,519
      6,025,000   Reunion East, FL Community Devel. District,
                  Series A(1)                                                       7.375     05/01/2033         4,181,169
      2,405,000   Reunion West, FL Community Devel. District                        6.250     05/01/2036         1,058,849
        750,000   Ridgewood Trails, FL Community Devel. District(1)                 5.650     05/01/2038           398,993
      2,500,000   River Glen, FL Community Devel. District Special Assessment(5)    5.450     05/01/2038         1,051,900
      1,165,000   Riverwood Estates, FL Community Devel. District Special
                  Assessment(5, 6)                                                  5.350     05/01/2037           291,856
        165,000   Rolling Hills, FL Community Devel. District(1)                    5.450     05/01/2037           103,930
        400,000   Santa Rosa Bay, FL Bridge Authority                               6.250     07/01/2028           216,980
     16,500,000   Sarasota, FL National Community Devel. District Special
                  Assessment(1)                                                     5.300     05/01/2039         9,180,765
         25,000   Seminole County, FL GO(1)                                         5.125     04/01/2010            25,096
      2,285,000   Shingle Creek, FL Community Devel. District                       6.100     05/01/2025         1,101,987
      6,340,000   Shingle Creek, FL Community Devel. District                       6.125     05/01/2037         2,939,668
      2,875,000   Six Mile Creek, FL Community Devel. District(1)                   5.875     05/01/2038         1,243,610
      1,245,000   Sonoma Bay, FL Community Devel. District, Series A(1)             5.450     05/01/2036           971,872
      1,985,000   South Bay, FL Community Devel. District(5)                        5.125     11/01/2009           714,600
      2,750,000   South Bay, FL Community Devel. District(5)                        5.375     05/01/2013           990,248


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
FLORIDA CONTINUED
$     5,400,000   South Bay, FL Community Devel. District(5)                        5.950%    05/01/2036   $     1,945,242
         75,000   South Lake County, FL Hospital District (Orlando Regional
                  Healthcare System)(1)                                             5.800     10/01/2034            75,395
      1,280,000   South-Dade, FL Venture Community Devel. District(1)               6.125     05/01/2034         1,156,544
      2,915,000   St. John's Forest, FL Community Devel. District,
                  Series A(1)                                                       6.125     05/01/2034         2,277,781
        400,000   St. Johns County, FL IDA (St. John's County Welfare
                  Federation)(1)                                                    5.250     10/01/2041           276,596
        980,000   Stonebrier, FL Community Devel. District(1)                       5.500     05/01/2037           587,020
        880,000   Stonegate, FL Community Devel. District(1)                        6.000     05/01/2024           829,629
        995,000   Stonegate, FL Community Devel. District(1)                        6.125     05/01/2034           899,032
      2,555,000   Stoneybrook, FL South Community Devel. District(1)                5.800     05/01/2039         1,200,569
        695,000   Summerville, FL Community Devel. District(5)                      5.500     05/01/2036           384,884
         10,000   Sunrise, FL Utility System(1)                                     5.250     10/01/2019            10,024
      2,000,000   Sweetwater Creek, FL Community Devel. District(1)                 5.500     05/01/2038         1,172,520
      2,535,000   Tern Bay, FL Community Devel. District(5)                         5.000     05/01/2015           761,818
        500,000   Tern Bay, FL Community Devel. District(5)                         5.375     05/01/2037           150,285
      4,815,000   Town Center, FL at Palm Coast Community Devel. District(1)        6.000     05/01/2036         3,049,291
        240,000   Turnbull Creek, FL Community Devel. District Special
                  Assessment(5)                                                     5.250     05/01/2037           137,887
      9,290,000   Turnbull Creek, FL Community Devel. District Special
                  Assessment(1)                                                     5.800     05/01/2035         5,799,097
      9,175,000   Two Creeks, FL Community Devel. District(5)                       5.250     05/01/2037         4,657,964
         25,000   University of South Florida (University Bookstore)(1)             5.900     07/01/2010            25,094
      5,740,000   Verandah East, FL Community Devel. District(1)                    5.400     05/01/2037         3,207,397
      4,455,000   Verandah, FL Community Devel District(1)                          5.250     05/01/2036         2,990,241
      1,065,000   Verano Center, FL Community Devel. District(1)                    5.375     05/01/2037           492,573
      9,250,000   Verona Walk, FL Community Devel. District(1)                      5.375     05/01/2037         6,179,648
      1,000,000   Villa Portofino East, FL Community Devel. District(1)             5.200     05/01/2037           707,300
      1,720,000   Villa Portofino West, FL Community Devel. District(1)             5.350     05/01/2036         1,406,547
      2,565,000   Villa Vizcaya, FL Community Devel. District Special
                  Assessment(1)                                                     5.350     05/01/2017         1,735,505
        420,000   Villa Vizcaya, FL Community Devel. District Special
                  Assessment(1)                                                     5.550     05/01/2039           243,600
      1,575,000   Villages of Westport, FL Community Devel. District(1)             5.700     05/01/2035         1,046,241
      6,900,000   Villagewalk of Bonita Springs, FL Community Devel. District(1)    5.150     05/01/2038         3,943,488
      5,025,000   Vista, FL Community Devel. District Special Assessment(1)         5.375     05/01/2037         3,372,479
      1,500,000   Waterford Estates, FL Community Devel. District Special
                  Assessment(5)                                                     5.125     05/01/2013           713,895
      2,470,000   Waterford Estates, FL Community Devel. District Special
                  Assessment(5)                                                     5.500     05/01/2037         1,032,658


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
FLORIDA CONTINUED
$     3,630,000   Watergrass, FL Community Devel. District Special Assessment(1)    4.875%    11/01/2010  $      2,673,314
      1,250,000   Watergrass, FL Community Devel. District Special Assessment(1)    5.125     11/01/2014           683,038
        790,000   Watergrass, FL Community Devel. District Special Assessment(1)    5.375     05/01/2039           398,610
      5,960,000   Watergrass, FL Community Devel. District Special Assessment(1)    5.500     05/01/2036         3,118,928
        950,000   Waterlefe, FL Community Devel. District Golf Course(7)            8.125     10/01/2025            19,000
      6,715,000   Waters Edge, FL Community Devel. District(1)                      5.300     05/01/2036         4,638,588
        810,000   Waters Edge, FL Community Devel. District(1)                      5.350     05/01/2039           404,968
        250,000   Waters Edge, FL Community Devel. District(1)                      5.400     05/01/2039           124,983
      1,785,000   Waterstone, FL Community Devel. District(5)                       5.500     05/01/2018           917,258
      3,895,000   Wentworth Estates, FL Community Devel. District(1)                5.125     11/01/2012         2,119,581
      3,670,000   Wentworth Estates, FL Community Devel. District(1)                5.625     05/01/2037         1,795,584
         70,000   West Palm Beach, FL Utility System(1)                             5.000     10/01/2027            70,011
        945,000   West Villages, FL Improvement District(1)                         5.350     05/01/2015           744,755
      4,085,000   West Villages, FL Improvement District(5)                         5.500     05/01/2037         2,004,346
      3,500,000   West Villages, FL Improvement District(1)                         5.500     05/01/2038         1,818,880
      7,350,000   West Villages, FL Improvement District(1)                         5.800     05/01/2036         4,048,454
      4,925,000   Westridge, FL Community Devel. District                           5.800     05/01/2037         1,972,019
      5,840,000   Westside, FL Community Devel. District                            5.650     05/01/2037         2,765,357
        690,000   World Commerce, FL Community Devel. District Special
                  Assessment(5)                                                     5.500     05/01/2038           271,439
      5,430,000   World Commerce, FL Community Devel. District Special
                  Assessment(1)                                                     6.125     05/01/2035         4,266,297
      2,800,000   World Commerce, FL Community Devel. District Special
                  Assessment(5)                                                     6.500     05/01/2036         1,129,492
      2,250,000   Wyld Palms, FL Community Devel. District                          5.400     05/01/2015           743,670
      1,445,000   Wyld Palms, FL Community Devel. District                          5.500     05/01/2038           477,731
        450,000   Zephyr Ridge, FL Community Devel. District(5)                     5.250     05/01/2013           180,230
        990,000   Zephyr Ridge, FL Community Devel. District(5)                     5.625     05/01/2037           399,584
                                                                                                           ---------------
                                                                                                               389,108,260
                                                                                                           ---------------
GEORGIA--2.5%
     13,310,000   Athens, GA Area Facilities Corp. COP (Georgia Dept. of
                  Labor)(1)                                                         5.000     06/15/2037        12,263,302
     12,990,000   Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta
                  University)(1)                                                    6.000     07/01/2036         7,753,991
      2,470,000   Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta
                  University)(1)                                                    6.250     07/01/2036         1,529,177
         10,000   Atlanta, GA HDC (Bedford Tower)(1)                                6.250     01/01/2015            10,023
      1,000,000   Chatham County, GA Hospital Authority (Memorial Health
                  University Medical Center)(1)                                     5.375     01/01/2026           900,370


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
GEORGIA CONTINUED
$        20,000   Chatham County, GA Hospital Authority (Memorial Health
                  University Medical Center)(1)                                     5.500%    01/01/2034   $        17,380
         10,000   Clark County, GA Hospital Authority (Athens Regional
                  Medical)(1)                                                       5.250     01/01/2029            10,054
         50,000   Columbus, GA Building Authority(1)                                5.500     04/01/2013            50,193
         15,000   Dalton, GA Devel. Authority (Hamilton Health Care System)(1)      5.000     08/15/2028            13,431
         30,000   Dalton, GA Devel. Authority (Hamilton Health Care
                  System/Hamilton Medical Center Obligated Group)(1)                5.375     08/15/2016            30,007
      9,090,000   De Kalb County, GA Devel. Authority Public Purpose(1)             5.500     12/10/2023         7,967,930
         10,000   De Kalb County, GA Hsg. Authority (Spring Chase Apartments)(1)    5.400     11/01/2030            10,031
      3,735,000   East Point, GA (Camp Creek), Series B(1)                          8.000     02/01/2026         3,787,365
      5,575,000   East Point, GA (Camp Creek), Series B(1)                          8.000     02/01/2026         5,653,162
        100,000   Fulton County, GA Hospital Authority (Northside Hospital)(1)      5.125     10/01/2016            99,823
         10,000   Fulton County, GA Hospital Authority (Northside Hospital)(1)      5.375     10/01/2012            10,009
      3,500,000   Fulton County, GA Residential Care Facilities (Lenbrook Square
                  Foundation)(1)                                                    5.125     07/01/2042         2,280,180
        225,000   GA Hsg. and Finance Authority (Hunters Grove)(7)                  5.850     01/01/2017           225,329
      5,000,000   GA Main Street Natural Gas(1)                                     5.500     09/15/2026         4,816,150
         15,000   GA Medical Center Hospital Authority
                  (CRH/MCM/DLS/AS/WCNT/LD&M/PHS Obligated Group)(1)                 5.500     08/01/2019            15,063
         25,000   GA Municipal Electric Authority(1)                                6.600     01/01/2018            28,967
        120,000   GA Municipal Electric Authority, Series A(1)                      5.000     11/01/2024           120,061
      2,170,000   Northwestern Gwinnett County, GA Facilities Corp. COP (Dept.
                  of Labor)(1)                                                      5.000     06/15/2021         2,201,769
        865,000   Northwestern Gwinnett County, GA Facilities Corp. COP (Dept.
                  of Motor Vehicle Safety)(1)                                       5.000     06/15/2021           877,664
      4,465,000   Northwestern Gwinnett County, GA Facilities Corp. II COP
                  (Georgia Dept. of Driver Services)(1)                             5.000     06/15/2028         4,281,890
      1,770,000   Northwestern Gwinnett County, GA Facilities Corp. II COP
                  (Georgia Dept. of Driver Services)(1)                             5.000     06/15/2028         1,697,412
      3,100,000   Northwestern Gwinnett County, GA Facilities Corp. II COP
                  (Georgia Dept. of Driver Services)(1)                             5.000     06/15/2029         2,961,709
          5,000   Private Colleges & Universities Authority, GA (Mercer
                  University)(1)                                                    5.375     06/01/2031             4,254
        500,000   Savannah, GA EDA (Skidway Health & Living Services)(1)            7.400     01/01/2024           501,640
         35,000   Ware County, GA Hospital Authority (Southeast Health Unit)(1)     6.625     03/01/2017            35,148
                                                                                                           ---------------
                                                                                                                60,153,484
                                                                                                           ---------------


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
HAWAII--0.0%
$       750,000   HI Dept. of Budget & Finance Special Purpose (15 Craigside)       9.000%    11/15/2044   $       795,735
IDAHO--0.3%
         65,000   ID Hsg. Agency (Multifamily Hsg.)(1)                              6.700     07/01/2024            65,075
         10,000   ID Hsg. Agency (Single Family Mtg.)(1)                            5.800     07/01/2025            10,008
      5,360,000   Pocatello, ID Devel. Authority Revenue Allocation Tax
                  Increment, Series A(1)                                            6.000     08/01/2028         4,398,684
      2,980,000   Twin Falls, ID Urban Renewal Agency, Series A(1)                  5.450     08/01/2022         2,587,385
                                                                                                           ---------------
                                                                                                                 7,061,152
                                                                                                           ---------------
ILLINOIS--8.1%
        600,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)(1)            5.625     01/01/2018           462,240
      1,825,000   Bedford Park, IL Tax(1)                                           5.125     12/30/2018         1,596,711
        355,000   Carol Stream, IL Tax (Geneva Crossing)(1)                         5.000     12/30/2021           310,664
         40,000   Chicago, IL GO(1)                                                 5.125     01/01/2029            40,041
        235,000   Chicago, IL Midway Airport, Series B(1)                           5.000     01/01/2035           224,305
     22,500,000   Chicago, IL O'Hare International Airport (American
                  Airlines\AMR Corp. Obligated Group)                               5.500     12/01/2030        14,704,425
      5,000,000   Chicago, IL O'Hare International Airport (Delta Airlines)(1)      6.450     05/01/2018         3,897,200
      5,000,000   Chicago, IL Tax (Pilsen Redevel.)(1)                              6.750     06/01/2022         4,937,200
      2,400,000   Cook County, IL Community School District GO(1)                   7.125     06/01/2024         2,352,576
        949,000   Cortland, IL Special Tax (Sheaffer System)(1)                     5.500     03/01/2017           566,344
        168,000   Du Page County, IL Special Service Area No. 31 Special Tax
                  (Monarch Landing)(1)                                              5.400     03/01/2016           157,846
        320,000   Du Page County, IL Special Service Area No. 31 Special Tax
                  (Monarch Landing)(1)                                              5.625     03/01/2036           232,378
      1,250,000   Gilberts, IL Special Service Area No. 19 Special Tax
                  (Conservancy)(1)                                                  5.375     03/01/2016           692,750
      1,100,000   Hampshire, IL Special Service Area No. 16 (Crown Devel.
                  -Prairie Ridge)(1)                                                6.000     03/01/2046           808,984
      2,500,000   Hampshire, IL Special Service Area No. 17 (Crown
                  Devel.-Oakstead)(1)                                               6.000     03/01/2045         1,841,675
      1,500,000   Hampshire, IL Special Service Area No. 19 (Crown Devel.
                  -Prairie Ridge East)(1)                                           6.000     03/01/2046         1,103,160
      2,225,000   Harvey, IL GO(1)                                                  5.500     12/01/2027         2,129,103
      1,000,000   Harvey, IL GO(1)                                                  5.625     12/01/2032           948,630
      5,860,000   Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference
                  Center)(1)                                                        6.875     08/01/2028         4,552,165
        160,000   IL Devel. Finance Authority (Community Rehabilitation
                  Providers)(1)                                                     5.700     07/01/2019           153,446
         10,000   IL Devel. Finance Authority (Geneva School District School
                  304)(1)                                                           6.300     06/01/2010            10,046
        325,000   IL Devel. Finance Authority Pollution Control (Central
                  Illinois Public Service Company)(1)                               5.700     08/15/2026           317,424


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
ILLINOIS CONTINUED
$       500,000   IL Devel. Finance Authority Pollution Control (Illinois Power
                  Company)(1)                                                       5.400%    03/01/2028   $       473,245
      2,200,000   IL Educational Facilities Authority (Robert Morris College)(1)    5.800     06/01/2030         2,201,210
      1,920,000   IL Finance Authority (Bethel Terrace Apartments)(1)               5.125     09/01/2025         1,608,442
      8,250,000   IL Finance Authority (EMHC/EMHH/EMH Obligated Group)(1)           5.625     01/01/2037         7,691,063
        750,000   IL Finance Authority (Franciscan Communities)(1)                  5.500     05/15/2027           569,018
        750,000   IL Finance Authority (Franciscan Communities)(1)                  5.500     05/15/2037           506,213
      2,000,000   IL Finance Authority (Friendship Village Schaumburg)(1)           5.625     02/15/2037         1,593,860
        155,000   IL Finance Authority (Illinois Institute of Technology)(1)        6.500     02/01/2023           163,576
      2,215,000   IL Finance Authority (Illinois Institute of Technology)(1)        7.125     02/01/2034         2,371,822
        500,000   IL Finance Authority (Luther Oaks)(1)                             5.700     08/15/2028           403,660
        500,000   IL Finance Authority (Luther Oaks)(1)                             6.000     08/15/2039           399,230
      1,000,000   IL Finance Authority (Lutheran Social Services of
                  Illinois/Vesper Management Corp. Obligated Group)(1)              5.125     08/15/2028           733,800
      2,500,000   IL Finance Authority (Monarch Landing)                            7.000     12/01/2027         1,250,000
      4,250,000   IL Finance Authority (Monarch Landing)                            7.000     12/01/2037         2,125,000
      1,750,000   IL Finance Authority (Noble Network Charter Schools)(1)           5.000     09/01/2027         1,249,028
      2,000,000   IL Finance Authority (Noble Network Charter Schools)(1)           5.000     09/01/2031         1,360,340
      2,745,000   IL Finance Authority (Noble Network Charter Schools)(1)           5.000     09/01/2032         1,848,620
     20,000,000   IL Finance Authority (Northwestern Memorial Hospital)(2)          6.000     08/15/2039        21,612,500
      7,000,000   IL Finance Authority (Provena Health)(1)                          7.750     08/15/2034         7,874,160
     15,000,000   IL Finance Authority (Resurrection Health Care)(2)                5.250     05/15/2029        14,606,700
      3,750,000   IL Finance Authority (Sedgebrook)                                 6.000     11/15/2027         2,042,475
     10,000,000   IL Finance Authority (Sedgebrook)                                 6.000     11/15/2037         5,446,600
     10,000,000   IL Finance Authority (Sedgebrook)                                 6.000     11/15/2042         5,262,700
     10,420,000   IL Finance Authority (Silver Cross Hospital and Medical
                  Centers)(1)                                                       7.000     08/15/2044        10,967,467
      3,000,000   IL Finance Authority Student Hsg. (MJH Education
                  Assistance)(5)                                                    5.125     06/01/2035         1,500,000
         30,000   IL GO(1)                                                          5.125     12/01/2010            30,110
         15,000   IL GO(1)                                                          5.125     12/01/2011            15,050
      5,000,000   IL Health Facilities Authority (Covenant Retirement
                  Communities)(1)                                                   5.625     12/01/2032         4,518,950
         60,000   IL Health Facilities Authority (Decatur Memorial Hospital)(1)     5.375     11/15/2021            60,014


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
ILLINOIS CONTINUED
$        60,000   IL Health Facilities Authority (EMH/EMHH/EMHS Obligated
                  Group)(1)                                                         5.625%    01/01/2028   $        57,526
         10,000   IL Health Facilities Authority (Holy Family Medical Center)(1)    5.000     08/15/2027             8,795
         35,000   IL Health Facilities Authority (Holy Family Medical Center)(1)    5.125     08/15/2022            33,074
         75,000   IL Health Facilities Authority (Loyola University)(1)             5.000     07/01/2024            70,532
         15,000   IL Health Facilities Authority (Northwestern Medical Faculty
                  Foundation)(1)                                                    5.125     11/15/2028            13,712
         80,000   IL Health Facilities Authority (Rockford Memorial
                  Hospital/Rockford Memorial Health Services Corp. Obligated
                  Group)(1)                                                         5.000     08/15/2021            75,739
         25,000   IL Health Facilities Authority (Sarah Bush Lincoln Health
                  Center)(1)                                                        5.500     02/15/2016            25,015
         85,000   IL Health Facilities Authority (Sarah Bush Lincoln Health
                  Center)(1)                                                        5.750     02/15/2022            85,023
      5,780,000   IL Health Facilities Authority (Sherman Health System)(1)         5.250     08/01/2022         5,455,915
     10,500,000   IL Health Facilities Authority (Sinai Health System)(2)           5.100     08/15/2033        10,459,838
         80,000   Lake County, IL HFC, Series A(1)                                  6.700     11/01/2014            80,210
      1,700,000   Lakemoor Village, IL Special Tax(1)                               5.000     03/01/2027         1,391,025
      2,725,000   Lincolnshire, IL Special Service Area No. 1 Special Tax
                  (Sedgebrook)(1)                                                   6.250     03/01/2034         2,128,252
        500,000   Lombard, IL Public Facilities Corp. (Conference Center &
                  Hotel)(1)                                                         5.500     01/01/2036           326,330
      1,455,000   Manhattan, IL Special Service Area Special Tax (Groebe
                  Farm-Stonegate)(1)                                                6.125     03/01/2040           712,950
        480,000   Markham, IL GO(1)                                                 5.750     02/01/2028           491,986
      1,250,000   Plano, IL Special Service Area No. 5(1)                           6.000     03/01/2036           927,350
        500,000   Southwestern IL Devel. Authority (Eden Retirement Center)(1)      5.850     12/01/2036           403,475
      5,545,000   Southwestern IL Devel. Authority (Local Government
                  Programming)(1)                                                   7.000     10/01/2022         5,208,807
      2,260,000   Southwestern IL Devel. Authority (Village of Sauget)(1)           5.625     11/01/2026         1,602,204
         30,000   Springfield, IL Water(1)                                          5.400     03/01/2015            30,070
     12,000,000   University of Illinois (Auxiliary Facilities System)(2)           5.750     04/01/2038        13,054,380
      1,975,000   Vernon Hills, IL Tax Increment (Town Center)(1)                   6.250     12/30/2026         1,669,685
        995,000   Volo Village, IL Special Service Area (Lancaster Falls)(1)        5.750     03/01/2036           673,834
      3,925,000   Volo Village, IL Special Service Area (Remington Pointe)(1)       6.450     03/01/2034         3,149,891
      1,820,000   Yorkville, IL United City Special Services Area Special Tax
                  (Bristol Bay)(1)                                                  5.875     03/01/2036         1,498,242
      1,734,000   Yorkville, IL United City Special Services Area Special Tax
                  (Raintree Village II)(1)                                          6.250     03/01/2035           952,157
                                                                                                           ---------------
                                                                                                               193,110,183
                                                                                                           ---------------


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
INDIANA--0.6%
$     2,500,000   Anderson, IN Redevel. District(1)                                 6.000%    02/01/2026   $     2,339,725
      4,080,000   Dekalb City, IN Hospital Authority (Dekalb Memorial
                  Hospital)(1)                                                      5.000     08/01/2016         3,707,741
      1,600,000   Hamilton County, IN Redevel. District (Thomas Electrics)(1)       5.100     02/01/2031         1,252,016
         55,000   IN Devel. Finance Authority (USX Corp.)(1)                        5.600     12/01/2032            54,998
        325,000   IN Finance Authority Educational Facilities (Irvington
                  Community)(1)                                                     9.000     07/01/2039           374,017
         30,000   IN Health Facility Financing Authority (Community Hospital of
                  Anderson)(1)                                                      6.000     01/01/2023            30,018
         15,000   IN Health Facility Financing Authority (Deaconess Hospital)(1)    5.500     03/01/2029            14,875
         70,000   IN Health Facility Financing Authority (Kings Daughters
                  Hospital Assoc.)(1)                                               5.625     08/15/2027            70,025
         50,000   IN Municipal Power Agency, Series A(1)                            5.300     01/01/2023            50,030
         10,000   Indianapolis, IN Gas Utility (Distribution System)(1)             5.000     08/15/2024            10,024
         55,000   Marion County, IN Convention & Recreational Facilities
                  Authority(1)                                                      5.000     06/01/2027            54,113
         70,000   Marion County, IN Convention & Recreational Facilities
                  Authority(1)                                                      5.000     06/01/2027            70,010
      4,750,000   North Manchester, IN (Estelle Peabody Memorial Home)(5)           7.125     07/01/2022         2,963,050
         65,000   Petersburg, IN Pollution Control (Indianapolis Power & Light
                  Company)(1)                                                       5.400     08/01/2017            67,452
      2,250,000   Shelbyville, IN Redevel. District Tax Increment (Central
                  Shelbyville Economic)(1)                                          6.500     07/01/2022         1,979,078
        100,000   St. Joseph County, IN Economic Devel. (Madison Center)(1)         5.500     02/15/2021            99,998
                                                                                                           ---------------
                                                                                                                13,137,170
                                                                                                           ---------------
IOWA--2.2%
        400,000   Bremer County, IA Retirement Facilities (Bartels Lutheran)(1)     5.125     11/15/2020           351,660
      1,000,000   Dickinson County, IA Hsg. (Spirit Lake)                           5.875     12/01/2036           770,050
         25,000   Hills, IA (Mercy Hospital)(1)                                     5.000     08/15/2028            25,021
        750,000   IA Finance Authority (Amity Fellowserve)(1)                       6.500     10/01/2036           638,655
        400,000   IA Finance Authority (Boys & Girls Home and Family
                  Services)(1)                                                      5.900     12/01/2028           311,460
        500,000   IA Finance Authority Retirement Community (Friendship
                  Haven)(1)                                                         5.750     11/15/2019           463,425
      1,000,000   IA Finance Authority Retirement Community (Friendship
                  Haven)(1)                                                         6.000     11/15/2024           865,230
        900,000   IA Finance Authority Retirement Community (Friendship
                  Haven)(1)                                                         6.125     11/15/2032           760,203
        350,000   IA Finance Authority Senior Hsg. (Bethany Manor)(1)               5.450     11/01/2026           278,898
        500,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)(1)          5.375     06/01/2025           348,020


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
IOWA CONTINUED
$     7,975,000   IA Tobacco Settlement Authority(1)                                5.375%    06/01/2038   $     5,859,233
      3,250,000   IA Tobacco Settlement Authority(1)                                5.500     06/01/2042         2,370,615
     53,520,000   IA Tobacco Settlement Authority (TASC)(1)                         5.625     06/01/2046        39,351,650
                                                                                                           ---------------
                                                                                                                52,394,120
                                                                                                           ---------------
KANSAS--0.2%
      1,505,000   Hays, KS Sales Tax(1)                                             6.000     01/01/2025         1,296,226
         95,000   La Cygne, KS Pollution Control (Kansas Gas & Electric
                  Company)(1)                                                       5.100     03/01/2023            95,023
        735,000   Overland Park, KS Transportation Devel. District (Grass
                  Creek)(1)                                                         4.850     09/01/2016           659,310
      2,435,000   Pittsburgh, KS Special Obligation (North Broadway Redevel.)(1)    4.900     04/01/2024         1,820,236
                                                                                                           ---------------
                                                                                                                 3,870,795
                                                                                                           ---------------
KENTUCKY--0.0%
         30,000   Jefferson County, KY Health Facilities (Alliant Health
                  System)(1)                                                        5.125     10/01/2027            27,635
         75,000   Jefferson County, KY Health Facilities (University Medical
                  Center)(1)                                                        5.250     07/01/2022            74,995
        970,000   Kenton County, KY Airport (Delta Airlines)(5,6,7)                 8.000     12/01/2015                10
          5,000   KY EDFA (Pikeville Medical Center)(1)                             5.700     02/01/2028             5,001
         80,000   KY Hsg. Corp.(1)                                                  5.200     07/01/2022            81,173
         15,000   Springfield, KY Educational Devel. (St. Catherine College)(1)     5.750     10/01/2035            13,341
                                                                                                           ---------------
                                                                                                                   202,155
                                                                                                           ---------------
LOUISIANA--2.6%
         10,000   Calcasieu Parish, LA Industrial Devel. Board Pollution Control
                  (Entergy Gulf States)(1)                                          5.450     07/01/2010            10,003
     20,205,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.)(2)    5.250     12/01/2032        20,420,060
        600,000   Jefferson Parish, LA Hospital Service District No. 1 (West
                  Jefferson Medical Center)(1)                                      5.250     01/01/2028           612,408
      8,280,000   LA HFA (La Chateau)(1)                                            6.875     09/01/2029         8,265,593
      5,000,000   LA HFA (La Chateau)(1)                                            7.250     09/01/2039         5,002,750
      2,000,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.250     09/01/2018           729,600
         35,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.250     09/01/2035            12,496
      3,085,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.500     09/01/2022         1,110,292
      1,000,000   LA Local Government EF&CD Authority (Bellemont Apartments)(1)     6.000     09/01/2022           825,130
      1,750,000   LA Local Government EF&CD Authority (Bellemont Apartments)(1)     6.000     09/01/2027         1,362,323


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
LOUISIANA CONTINUED
$     3,925,000   LA Local Government EF&CD Authority (Bellemont Apartments)(1)     6.000%    09/01/2035   $     2,856,851
        680,000   LA Local Government EF&CD Authority (Bellemont Apartments)(1)     7.500     09/01/2016           619,276
      1,240,000   LA Local Government EF&CD Authority (Capital Projects and
                  Equipment)(1)                                                     6.550     09/01/2025         1,069,128
         25,000   LA Public Facilities Authority (Dillard University)(1)            5.300     08/01/2026            27,718
      1,400,000   LA Public Facilities Authority (FMOOLHS/SFMC/OLOLRMC Obligated
                  Group)(1)                                                         5.250     08/15/2036         1,374,212
      3,275,000   LA Public Facilities Authority (Ochsner Clinic Foundation)(1)     5.250     05/15/2038         3,003,797
     13,000,000   LA Public Facilities Authority (Ochsner Clinic Foundation)(1)     5.375     05/15/2043        12,030,460
         45,000   LA Public Facilities Authority (Touro Infirmary)(1)               5.500     08/15/2019            41,436
      2,500,000   Lakeshore Villages, LA Master Community Devel. District(1)        5.250     07/01/2017         2,045,450
         20,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)    5.000     07/15/2025            16,606
         75,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)    5.000     07/15/2027            60,553
        135,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)    5.500     07/15/2018           126,541
        290,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)(1)    5.600     07/15/2025           257,459
         40,000   New Orleans, LA Public Improvement District(1)                    5.125     12/01/2026            40,041
         40,000   Orleans Parish, LA Parishwide School District(1)                  5.125     09/01/2018            39,647
         20,000   Orleans Parish, LA Parishwide School District(1)                  5.375     09/01/2021            19,596
         25,000   Orleans Parish, LA School Board(1)                                5.300     09/01/2013            25,012
        170,000   Orleans Parish, LA School Board(1)                                5.375     09/01/2018           162,780
        160,000   Pointe Coupee Parish, LA Pollution Control (Gulf State
                  Utilities Company)(1)                                             6.700     03/01/2013           159,981
        500,000   St. Tammany Parish, LA Hospital Service District ( St. Tammany
                  Parish Hospital)(1)                                               5.000     07/01/2022           468,255
                                                                                                           ---------------
                                                                                                                62,795,454
                                                                                                           ---------------
MARYLAND--0.4%
         10,000   Baltimore, MD Wastewater(1)                                       5.125     07/01/2042            10,075
         25,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)                   5.750     09/01/2020            21,003
         40,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)                   6.000     09/01/2032            30,117
      4,900,000   MD EDC Student Hsg. (Bowie State University)(1)                   5.375     06/01/2033         3,804,850
        620,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)               5.750     06/01/2029           601,549
        520,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)               6.000     06/01/2030           482,903
         50,000   MD EDC Student Hsg. (Morgan State University)(1)                  6.000     07/01/2034            43,790
      2,000,000   MD EDC Student Hsg. (University of Maryland)(1)                   5.625     10/01/2023         1,489,360
         65,000   MD EDC Student Hsg. (University Village at Sheppard Pratt)(1)     6.000     07/01/2033            53,710


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
MARYLAND CONTINUED
$       625,000   MD H&HEFA (Edenwald)(1)                                           5.200%    01/01/2024   $       576,550
         65,000   MD H&HEFA (Johns Hopkins Hospital)(1)                             5.375     07/01/2020            65,167
         20,000   MD H&HEFA (Medstar Health)(1)                                     5.500     08/15/2033            20,369
        979,000   Prince Georges County, MD Special District (Victoria Falls)(1)    5.250     07/01/2035           749,914
        750,000   Salisbury, MD Special Obligation (Villages at Aydelotte
                  Farm)(1)                                                          5.250     01/01/2037           458,348
                                                                                                           ---------------
                                                                                                                 8,407,705
                                                                                                           ---------------
MASSACHUSETTS--0.9%
         55,000   Boston, MA Industrial Devel. Financing Authority (Boston
                  Alzheimer's Center)(1)                                            5.900     02/01/2022            55,053
        100,000   MA Devel. Finance Agency (Boston Biomedical Research)(1)          5.750     02/01/2029            81,089
        260,000   MA Devel. Finance Agency (Evergreen Center)(1)                    5.500     01/01/2035           215,712
         50,000   MA Devel. Finance Agency (Northern Berkshire Community
                  Services)(1)                                                      6.250     08/15/2029            39,868
         50,000   MA Devel. Finance Agency (Orchard Cove)(1)                        5.250     10/01/2037            34,963
      2,825,000   MA Devel. Finance Agency (Pacific Rim Charter Public
                  School)(1)                                                        5.125     06/01/2031         2,044,029
         25,000   MA H&EFA (Beverly Hospital Corp.)(1)                              5.250     07/01/2023            23,611
      5,000,000   MA H&EFA (Boston Medical Center)(1)                               5.250     07/01/2038         4,354,500
     11,840,000   MA H&EFA (Emerson Hospital)(1)                                    5.000     08/15/2025         9,715,194
        470,000   MA H&EFA (North Adams Regional Hospital)(1)                       6.625     07/01/2018           450,984
      1,525,000   MA H&EFA (Southcoast Health Obligated Group)(1)                   5.000     07/01/2039         1,461,240
      2,450,000   MA H&EFA (Tufts Medical Center)(1)                                5.000     05/15/2022         2,198,189
         60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)                       5.300     11/15/2028            52,554
        265,000   MA Industrial Finance Agency (Avon Associates)(1)                 5.375     04/01/2020           265,103
         20,000   MA Turnpike Authority, Series A(1)                                5.000     01/01/2039            18,942
        100,000   MA Turnpike Authority, Series B(1)                                5.125     01/01/2023           100,039
                                                                                                           ---------------
                                                                                                                21,111,070
                                                                                                           ---------------
MICHIGAN--4.0%
         30,000   Clare County, MI Sewer Disposal System(1)                         5.850     11/01/2021            30,785
      1,000,000   Detroit, MI GO(1)                                                 5.250     04/01/2016           909,710
         10,000   Detroit, MI Local Devel. Finance Authority(1)                     5.500     05/01/2021             3,987
      2,850,000   Detroit, MI Sewer Disposal System(1)                              7.500     07/01/2033         3,526,790
        185,000   Flint, MI Hospital Building Authority (Hurley Medical
                  Center)(1)                                                        5.375     07/01/2018           166,500
        130,000   Flint, MI Hospital Building Authority (Hurley Medical
                  Center)(1)                                                        5.375     07/01/2028           105,398
      2,350,000   Grand Traverse Academy, MI Public School Academy(1)               4.625     11/01/2027         1,713,503
      1,000,000   Grand Traverse Academy, MI Public School Academy(1)               4.750     11/01/2032           701,580


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
MICHIGAN CONTINUED
$       500,000   Grand Traverse Academy, MI Public School Academy(1)               5.000%    11/01/2022   $       411,065
         50,000   Howell, MI Public Schools(1)                                      5.000     05/01/2025            51,052
          5,000   Kalamazoo, MI Hospital Finance Authority (Bronson Methodist
                  Hospital)(1)                                                      5.250     05/15/2018             5,015
      3,300,000   Kent, MI Hospital Finance Authority(1)                            6.250     07/01/2040         2,700,027
      1,450,000   Kent, MI Hospital Finance Authority (MetroH/MetroHC/MetroF
                  Obligated Group)(1)                                               6.000     07/01/2035         1,170,252
        155,000   MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated
                  Group)(1)                                                         5.000     02/15/2018           148,389
      2,175,000   MI Hospital Finance Authority (Detroit Medical Center
                  Obligated Group)(1)                                               5.250     08/15/2027         1,707,266
     10,755,000   MI Hospital Finance Authority (Henry Ford Health System)(1)       5.250     11/15/2046         9,398,149
      5,000,000   MI Hospital Finance Authority (Henry Ford Health System)(8)       5.625     11/15/2029         4,908,550
         10,000   MI Hospital Finance Authority (OHC/OUH Obligated Group)(1)        5.000     08/15/2018            10,033
         75,000   MI Hospital Finance Authority (OHC/OUH Obligated Group)(1)        5.000     08/15/2031            74,699
        265,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood
                  Manor Nursing Home)(1)                                            5.500     07/01/2015           265,755
         10,000   MI Hospital Finance Authority (Sisters of Mercy Health
                  System)(1)                                                        5.250     08/15/2021            10,035
     14,600,000   MI Hospital Finance Authority (Trinity Health)(2)                 6.125     12/01/2023        15,999,191
         15,000   MI Hsg. Devel. Authority (Walled Lake Villa)(1)                   6.000     04/15/2018            15,025
        340,000   MI John Tolfree Health System Corp.(1)                            6.000     09/15/2023           301,267
     20,000,000   MI Municipal Bond Authority                                       9.500     08/20/2010        20,006,200
      1,155,000   MI Public Educational Facilities Authority (Old Redford
                  Academy)(1)                                                       6.000     12/01/2035           954,353
     11,606,629   MI Strategic Fund Limited Obligation (Wolverine Human
                  Services)(1)                                                      5.850     08/31/2027         9,673,893
        494,625   MI Strategic Fund Limited Obligation (Wolverine Human
                  Services)(1)                                                      7.875     08/31/2028           456,420
      5,000,000   MI Tobacco Settlement Finance Authority(1)                        6.000     06/01/2034         4,172,950
  1,323,000,000   MI Tobacco Settlement Finance Authority                           9.838(3)  06/01/2058        13,772,430
        250,000   Monroe County, MI Hospital Finance Authority (Mercy Memorial
                  Hospital Corp.)(1)                                                5.500     06/01/2035           193,218
        120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A(1)         6.600     06/01/2022           120,180
         40,000   Northern MI University(1)                                         5.000     12/01/2025            40,012
         15,000   Oakland County, MI Sewer Disposal (White Lake Township)(1)        6.000     05/01/2013            15,238
        450,000   Plymouth, MI Educational Center Charter School (Public School
                  Academy)(1)                                                       5.375     11/01/2030           352,031


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
MICHIGAN CONTINUED
$     1,325,000   Plymouth, MI Educational Center Charter School (Public School     5.625%    11/01/2035   $     1,038,827
                  Academy)(1)
        405,000   Pontiac, MI Tax Increment Finance Authority(1)                    6.250     06/01/2022           261,197
         40,000   Royal Oak, MI Hospital Finance Authority (William Beaumont
                  Hospital)(1)                                                      5.250     11/15/2031            37,708
         10,000   Royal Oak, MI Hospital Finance Authority (William Beaumont
                  Hospital)(1)                                                      5.250     11/15/2035             9,265
        100,000   Wayne County, MI Building Authority(1)                            5.250     06/01/2016           100,354
                                                                                                           ---------------
                                                                                                                95,538,299
                                                                                                           ---------------
MINNESOTA--0.5%
        885,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area
                  Redevel.)(1)                                                      5.375     02/15/2032           674,149
        600,000   Cottage Grove, MN Senior Hsg.(1)                                  6.000     12/01/2046           528,738
        750,000   Minneapolis, MN Tax Increment (St. Anthony Falls)(1)              5.750     02/01/2027           654,135
        985,000   Mound, MN Hsg. & Redevel. Authority (Metroplaines)(1)             5.000     02/15/2027           877,862
      1,615,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake
                  Village)(1)                                                       5.000     02/01/2031         1,223,944
        250,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake
                  Village)(1)                                                       5.375     08/01/2021           222,945
      1,500,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake
                  Village)(1)                                                       5.625     02/01/2031         1,239,015
        248,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern
                  Lofts)(1)                                                         6.250     03/01/2029           207,963
      6,848,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(1)         7.000     03/01/2029         6,247,499
        520,000   St. Paul, MN Port Authority (Great Northern)(1)                   6.000     03/01/2030           461,932
                                                                                                           ---------------
                                                                                                                12,338,182
                                                                                                           ---------------
MISSISSIPPI--0.1%
         80,000   Gulfport, MS Hospital Facility (Memorial Hospital at
                  Gulfport)(1)                                                      5.750     07/01/2031            80,018
         45,000   Gulfport, MS Hospital Facility (Memorial Hospital at
                  Gulfport)(1)                                                      6.200     07/01/2018            45,041
         60,000   Lowndes County, MS Solid Waste Disposal & Pollution Control
                  (Weyerhaeuser Company)(1)                                         6.800     04/01/2022            65,122
      5,145,000   MS Home Corp. (Valley State Student Hsg.)                         5.500     12/01/2035         2,357,490
                                                                                                           ---------------
                                                                                                                 2,547,671
                                                                                                           ---------------
MISSOURI--3.1%
         95,000   Bates County, MO Hospital (Bates County Memorial Hospital)(1)     5.650     03/01/2021            91,755
          5,000   Bates County, MO Hospital (Bates County Memorial Hospital)(1)     5.750     03/01/2031             4,490
        200,000   Belton, MO Tax Increment (Belton Town Center)(1)                  5.625     03/01/2025           163,776
        310,000   Branson Hills, MO Infrastructure Facilities(1)                    5.000     04/01/2013           306,922


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
MISSOURI CONTINUED
$       400,000   Branson Hills, MO Infrastructure Facilities(1)                    5.000%    04/01/2014   $       393,304
        250,000   Branson Hills, MO Infrastructure Facilities(1)                    5.500     04/01/2027           209,480
        900,000   Branson, MO IDA (Branson Hills Redevel.)(1)                       5.750     05/01/2026           683,190
        365,000   Branson, MO IDA (Branson Hills Redevel.)(1)                       7.050     05/01/2027           315,962
      2,185,000   Branson, MO IDA (Branson Landing)(1)                              5.250     06/01/2021         1,638,772
      7,900,000   Branson, MO IDA (Branson Shoppe Redevel.)(1)                      5.950     11/01/2029         5,893,321
        675,000   Broadway-Fairview, MO Transportation Devel. District
                  (Columbia)(1)                                                     5.875     12/01/2031           429,597
        400,000   Chillicothe, MO Tax Increment (South U.S. 65)(1)                  5.500     04/01/2021           355,640
        400,000   Chillicothe, MO Tax Increment (South U.S. 65)(1)                  5.625     04/01/2027           336,596
        250,000   Cottleville, MO COP(7)                                            5.100     08/01/2023           223,878
        300,000   Cottleville, MO COP(7)                                            5.125     08/01/2026           262,122
        930,000   Hawk Ridge, MO Transportation Devel. District(1)                  4.650     02/01/2017           828,091
      3,840,000   Hawk Ridge, MO Transportation Devel. District(1)                  5.000     02/01/2030         2,815,872
     13,500,000   Hazelwood, MO Transportation Devel. District (370/ Missouri
                  Bottom Road/Tausig Road)(1)                                       7.200     05/01/2033        12,294,855
      2,575,000   Independence, MO 39th Street Transportation(1)                    6.875     09/01/2032         2,451,168
      1,260,000   Kansas City, MO Tax Increment (Briarcliff West)(1)                5.150     06/01/2016         1,179,952
      1,250,000   Kansas City, MO Tax Increment (Briarcliff West)(1)                5.400     06/01/2024         1,033,025
      3,520,000   Kansas City, MO Tax Increment (Southtown)(1)                      6.000     03/01/2017         3,416,230
        580,000   Lees Summit, MO IDA (Kensington Farms)(1)                         5.500     03/01/2021           503,196
        250,000   Lees Summit, MO IDA (Kensington Farms)(1)                         5.750     03/01/2029           202,205
      1,025,000   Liberty, MO Tax Increment (Liberty Triangle)(1)                   5.875     10/01/2029           845,840
      2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)(1)                   5.750     11/01/2026         1,787,688
         15,000   MO Environmental Improvement & Energy Resources Authority(1)      5.550     07/01/2010            15,061
        355,000   MO Grindstone Plaza Transportation Devel. District(1)             5.500     10/01/2031           209,344
         10,000   MO H&EFA (FHS/FNH Obligated Group)(1)                             5.375     02/15/2014            10,027
         10,000   MO H&EFA (Fontbonne College)(1)                                   5.200     10/01/2020             8,935
     10,280,678   MO Hanley/Eager Road Transportation Devel. District,
                  Series A(1)                                                       7.750(3)  12/01/2023         3,530,796
         20,000   MO HDC (Single Family Mtg.)(1)                                    5.550     03/01/2029            20,012
        246,000   Northwoods, MO Transportation Devel. District(1)                  5.850     02/01/2031           186,640
      1,675,000   Osage Beach, MO Tax Increment (Prewitts Point)(1)                 4.800     05/01/2016         1,503,547
      1,500,000   Osage Beach, MO Tax Increment (Prewitts Point)(1)                 5.000     05/01/2023         1,159,440
        350,000   Ozark Centre, MO Transportation Devel. District(1)                5.375     09/01/2032           261,296
      1,500,000   Raymore, MO Tax Increment(1)                                      5.375     03/01/2020         1,220,025
      2,750,000   Raymore, MO Tax Increment(1)                                      5.625     03/01/2028         1,983,575
      2,500,000   Richmond Heights, MO Tax Increment & Transportation Sales
                  Tax(1)                                                            5.625     11/01/2025         2,108,475
      7,750,000   St. Joseph, MO IDA (Living Community of St. Joseph)(1)            7.000     08/15/2032         7,193,550
      1,000,000   St. Joseph, MO IDA, Series B(1)                                   5.375     11/01/2023           886,650


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
MISSOURI CONTINUED
$       905,000   St. Joseph, MO IDA, Series B(1)                                   5.500%    11/01/2027   $       780,526
      1,070,000   St. Louis, MO IDA (Southtown Redevel.)(1)                         5.125     05/01/2026           811,734
        481,000   St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)(1)    6.000     08/04/2025           349,802
        852,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)(1)         6.000     08/21/2026           607,817
      1,879,000   St. Louis, MO Tax Increment (1619 Washington Redevel.)(1)         5.500     03/09/2027         1,247,938
        662,000   St. Louis, MO Tax Increment (Pet Building Redevel.)               5.500     05/29/2028           428,711
        545,000   St. Louis, MO Tax Increment (Printers Lofts)                      6.000     08/21/2026           388,803
        806,000   St. Louis, MO Tax Increment (Washington East Condominiums)(1)     5.500     01/20/2028           521,982
        500,000   St. Louis, MO Tax Increment (Washington East Condominiums)(1)     5.500     01/20/2028           323,810
      1,080,000   St. Louis, MO Tax Increment Financing (Ludwig Lofts)(1)           6.690     04/21/2029           801,544
        373,000   St. Louis, MO Tax Increment Financing, Series A(1)                5.500     09/02/2028           239,943
      3,360,000   St. Louis, MO Tax Increment, Series A(1)                          6.600     01/21/2028         2,490,298
        620,000   Stone Canyon, MO Improvement District (Infrastructure)(1)         5.700     04/01/2022           533,938
        320,000   Stone Canyon, MO Improvement District (Infrastructure)(1)         5.750     04/01/2027           262,259
        435,000   Suemandy, MO Mid-Rivers Community Improvement District(1)         7.000     10/01/2019           430,989
        950,000   Suemandy, MO Mid-Rivers Community Improvement District(1)         7.500     10/01/2029           938,325
         35,000   University of Missouri (System Facilities)(1)                     5.000     11/01/2018            35,110
      1,000,000   University Place, MO Transportation Devel. District(1)            5.000     03/01/2026           729,010
      2,500,000   University Place, MO Transportation Devel. District(1)            5.000     03/01/2032         1,672,975
                                                                                                           ---------------
                                                                                                                72,559,814
                                                                                                           ---------------
MONTANA--0.2%
     10,240,000   Hardin, MT Tax Increment Industrial Infrastructure Devel.
                  (Rocky Mountain Power)(1)                                         0.000(4)  09/01/2031         4,946,227
        375,000   MT Facilities Finance Authority (St. John's Lutheran)(1)          6.000     05/15/2025           329,801
                                                                                                           ---------------
                                                                                                                 5,276,028
                                                                                                           ---------------
NEBRASKA--0.9%
        450,000   Douglas County, NE Hsg. Authority (Orchard Gardens)(1)            5.150     10/01/2032           406,296
      2,915,000   NE Educational Facilities Authority (Midland Lutheran
                  College)(1)                                                       5.600     09/15/2029         2,331,913
      1,150,000   NE Educational Finance Authority (Concordia University)(1)        5.000     10/01/2037           884,396
     16,460,000   Omaha, NE Public Facilities Corp. (Baseball Stadium)(2)           5.000     06/01/2036        16,849,773


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
NEBRASKA CONTINUED
$        40,000   Scotts Bluff County, NE Hospital Authority (Regional West
                  Medical Center)(1)                                                5.250%    11/15/2028   $        39,619
                                                                                                           ---------------
                                                                                                                20,511,997
                                                                                                           ---------------
NEVADA--2.0%
        325,000   Clark County, NV Improvement District(1)                          5.000     02/01/2026           254,498
        260,000   Clark County, NV Improvement District(1)                          5.050     02/01/2031           191,524
     20,000,000   Clark County, NV Water Reclamation District(2)                    5.250     07/01/2038        20,641,600
         20,000   Director of the State of NV Dept. of Business & Industry (Las
                  Vegas Monorail)                                                   5.625     01/01/2032             4,100
      5,105,000   Director of the State of NV Dept. of Business & Industry (Las
                  Vegas Monorail)                                                   6.850(3)  01/01/2019           639,095
      1,000,000   Director of the State of NV Dept. of Business & Industry (Las
                  Ventanas Retirement)                                              7.000     11/15/2034           535,880
      1,160,000   Las Vegas, NV Local Improvement Bonds(1)                          6.250     06/01/2024           902,805
      6,200,000   Las Vegas, NV Paiute Tribe, Series A(1)                           6.625     11/01/2017         5,439,074
      1,615,000   Las Vegas, NV Special Improvement District (Sumerlin
                  Village)(1)                                                       5.875     06/01/2021         1,283,941
      9,270,000   Las Vegas, NV Special Improvement District (Sumerlin
                  Village)(1)                                                       6.125     06/01/2031         6,516,439
         95,000   Mesquite, NV Special Improvement District (Canyon Creek)(1)       5.200     08/01/2016            76,546
        135,000   Mesquite, NV Special Improvement District (Canyon Creek)(1)       5.250     08/01/2017           104,744
        285,000   Mesquite, NV Special Improvement District (Canyon Creek)(1)       5.300     08/01/2018           216,138
        650,000   Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                  Mesquite)(1)                                                      5.850     08/01/2018           571,708
      1,055,000   Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                  Mesquite)(1)                                                      6.000     08/01/2023           855,795
        565,000   Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                  Mesquite)(1)                                                      6.000     08/01/2027           434,943
        795,000   Mesquite, NV Special Improvement District No. 07-01 (Anthem at
                  Mesquite)(1)                                                      6.150     08/01/2037           573,632
         25,000   Reno, NV Capital Improvement(1)                                   5.125     06/01/2026            23,572
      3,280,000   Sparks, NV Redevel. Agency (Redevel Area No. 2)(1)                6.400     06/01/2020         3,003,627
      7,420,000   Sparks, NV Redevel. Agency (Redevel Area No. 2)(1)                6.700     06/01/2028         6,373,038
                                                                                                           ---------------
                                                                                                                48,642,699
                                                                                                           ---------------
NEW HAMPSHIRE--0.5%
        305,000   Manchester, NH Hsg. & Redevel. Authority, Series B                5.650(3)  01/01/2029            68,308
      3,220,000   Manchester, NH Hsg. & Redevel. Authority, Series B                5.700(3)  01/01/2030           663,127
        495,000   Manchester, NH Hsg. & Redevel. Authority, Series B(1)             6.000(3)  01/01/2023           184,645
      1,000,000   Manchester, NH Hsg. & Redevel. Authority, Series B(1)             6.750     01/01/2015         1,007,680
        500,000   NH Business Finance Authority (Huggins Hospital)(1)               6.875     10/01/2039           491,865
        120,000   NH H&EFA (Catholic Medical Center)(1)                             6.125     07/01/2032           118,900


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
NEW HAMPSHIRE CONTINUED
$     4,010,000   NH H&EFA (Franklin Pierce College)(1)                             6.050%    10/01/2034   $     2,661,958
      1,980,000   NH H&EFA (Portsmouth Christian Academy)(1)                        5.750     07/01/2023         1,634,965
      6,115,000   NH H&EFA (Portsmouth Christian Academy)(1)                        5.850     07/01/2033         4,577,506
         40,000   NH H&EFA (St. Joseph Hospital/Youville House/Cove)(1)             5.500     07/01/2034            39,412
        985,000   NH HE&HFA (Franklin Pierce College)(1)                            5.300     10/01/2028           623,446
                                                                                                           ---------------
                                                                                                                12,071,812
                                                                                                           ---------------
NEW JERSEY--4.1%
      5,610,000   NJ Health Care Facilities Financing Authority (Deborah Heart &
                  Lung Center)(1)                                                   6.300     07/01/2023         5,611,739
     15,510,000   NJ Tobacco Settlement Financing Corp.(1)                          4.625     06/01/2026        12,679,270
     22,275,000   NJ Tobacco Settlement Financing Corp.(1)                          4.750     06/01/2034        15,575,571
     79,740,000   NJ Tobacco Settlement Financing Corp.(1)                          5.000     06/01/2029        61,259,458
      5,300,000   NJ Tobacco Settlement Financing Corp.(1)                          5.000     06/01/2041         3,576,652
                                                                                                           ---------------
                                                                                                                98,702,690
                                                                                                           ---------------
NEW MEXICO--0.6%
         10,000   Albuquerque, NM Airport(1)                                        5.000     07/01/2019            10,028
      1,495,000   Cabezon, NM Public Improvement District(1)                        6.300     09/01/2034         1,155,545
      6,780,000   Eldorado, NM Area Water and Sanitation District(1)                6.000     02/01/2023         5,757,101
         20,000   Farmington, NM Hospital (San Juan Medical Center/Interface,
                  Inc. Obligated Group)(1)                                          5.000     06/01/2016            20,000
        250,000   Farmington, NM Pollution Control (Public Service Company of
                  New Mexico)(1)                                                    5.800     04/01/2022           248,458
         30,000   Farmington, NM Pollution Control (Public Service Company of
                  New Mexico)(1)                                                    6.375     04/01/2022            30,009
        500,000   Mariposa East, NM Public Improvement District(1)                  6.000     09/01/2032           380,530
        300,000   Montecito Estates, NM Public Improvement District(1)              7.000     10/01/2037           220,842
      3,380,000   NM Educational Assistance Foundation(1)                           5.900     09/01/2031         3,386,659
         25,000   NM Finance Authority (Workers Compensation Administration
                  Building)(1)                                                      5.600     09/01/2014            25,062
      1,925,000   NM Trails Public Improvement District(1)                          7.750     10/01/2038         1,675,751
         25,000   Santa Fe County, NM (El Castillo Retirement Residences)(7)        5.750(9)  05/15/2028            25,025
          5,000   Santa Fe, NM Educational Facilities (St. John's College)(1)       5.500     03/01/2024             5,000
        100,000   Santa Fe, NM Educational Facilities (St. John's College)(1)       5.500     03/01/2024            99,999
                                                                                                           ---------------
                                                                                                                13,040,009
                                                                                                           ---------------
NEW YORK--3.3%
      2,105,000   Nassau County, NY Tobacco Settlement Corp.(1)                     5.125     06/01/2046         1,649,752
     14,000,000   NYC GO(2)                                                         5.000     05/15/2033        14,456,750
     39,665,000   NYC GO(2)                                                         5.375     04/01/2036        42,557,474


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
NEW YORK CONTINUED
$    20,000,000   NYC Municipal Water Finance Authority(2)                          5.000%    06/15/2039   $    20,552,900
                                                                                                           ---------------
                                                                                                                79,216,876
                                                                                                           ---------------
NORTH CAROLINA--0.0%
         20,000   NC Eastern Municipal Power Agency, Series B(1)                    6.250     01/01/2023            20,026
         20,000   NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)(1)       5.800     10/01/2034            19,186
        625,000   NC Medical Care Commission Retirement Facilities (Village at
                  Brookwood)(1)                                                     5.250     01/01/2032           446,575
                                                                                                           ---------------
                                                                                                                   485,787
                                                                                                           ---------------
NORTH DAKOTA--0.0%
         25,000   Parshall, ND Water(1)                                             5.500     09/01/2024            24,873
          5,000   Ward County, ND Health Care Facilities (Trinity Medical
                  Center)(1)                                                        6.000     07/01/2010             5,012
         40,000   Williston, ND Water Utility(1)                                    5.100     05/01/2013            40,078
                                                                                                           ---------------
                                                                                                                    69,963
                                                                                                           ---------------
OHIO--7.8%
        650,000   Blue Ash, OH Tax Increment Financing (Duke Realty)(1)             5.000     12/01/2035           493,220
      5,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)      0.000(4)  06/01/2037         3,279,750
     16,605,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)      5.125     06/01/2024        14,789,409
        175,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)      5.375     06/01/2024           160,004
      7,690,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)      5.750     06/01/2034         6,466,906
     14,570,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)      5.875     06/01/2030        12,681,291
      9,275,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)      5.875     06/01/2047         6,872,033
     68,620,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)      6.500     06/01/2047        55,543,773
    970,100,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)         7.251(3)  06/01/2047        40,084,532
    743,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)         7.501(3)  06/01/2052        17,066,710
      2,165,000   Centerville, OH Health Care (Bethany Lutheran Village)(1)         6.000     11/01/2038         1,829,901
         35,000   Clermont County, OH Hospital Facilities (Mercy Health
                  System)(1)                                                        5.625     09/01/2021            34,991
         40,000   Cleveland, OH Airport System(1)                                   5.000     01/01/2031            40,029
        205,000   Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside
                  Apartments)(1)                                                    7.000     06/01/2018           202,763
        850,000   Cleveland-Cuyahoga County, OH Port Authority (Perrysburg)(1)      4.800     11/15/2035           851,420


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
OHIO CONTINUED
$        15,000   Cuyahoga County, OH Hospital (Metro Health System)(1)             5.500%    02/15/2027   $        14,480
        750,000   Erie County, OH Hospital Facilities (Firelands Regional
                  Medical Center)(1)                                                5.000     08/15/2036           623,700
      6,000,000   Erie County, OH Hospital Facilities (Firelands Regional
                  Medical Center)(1)                                                5.250     08/15/2046         5,003,400
        295,000   Glenwillow Village, OH GO(1)                                      5.875     12/01/2024           303,785
         25,000   Greene County, OH Economic Devel. (YMCA)(1)                       6.000     12/01/2023            18,403
      1,500,000   Greene County, OH University Hsg. (Central State
                  University)(1)                                                    5.625     09/01/2032           987,525
      1,785,000   Grove City, OH Tax Increment Financing(1)                         5.125     12/01/2016         1,602,698
      2,500,000   Grove City, OH Tax Increment Financing(1)                         5.375     12/01/2031         1,741,950
      1,180,000   Jeffrey Place, OH New Community Authority (Jeffrey Place
                  Redevel.)(1)                                                      5.000     12/01/2022           871,088
         75,000   Lucas County, OH Health Care Facilities (Sunset Retirement
                  Communities)(1)                                                   6.625     08/15/2030            75,701
         10,000   Muskingum County, OH Hospital Facilities
                  (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated
                  Group)(1)                                                         5.400     12/01/2016            10,003
      3,500,000   OH Air Quality Devel. Authority (Ohio Valley Electric
                  Corp.)(1)                                                         5.625     10/01/2019         3,505,355
      3,075,000   Port of Greater Cincinnati, OH Devel. Authority (Public
                  Parking Infrastructure)(1)                                        6.300     02/15/2024         2,501,144
      5,860,000   Port of Greater Cincinnati, OH Devel. Authority (Public
                  Parking Infrastructure)(1)                                        6.400     02/15/2034         4,462,859
        655,000   Summit County, OH Port Authority (Twinsburg Township)(1)          5.125     05/15/2025           533,052
      1,000,000   Toledo-Lucas County, OH Port Authority (Preston)(1)               4.800     11/15/2035         1,001,670
      1,000,000   Toledo-Lucas County, OH Port Authority (Town Square at Levis
                  Commons)(1)                                                       5.400     11/01/2036           909,120
                                                                                                           ---------------
                                                                                                               184,562,665
                                                                                                           ---------------
OKLAHOMA--1.0%
         15,000   Grady County, OK Industrial Authority (Correctional
                  Facilities)(1)                                                    6.000     11/01/2029            14,306
        500,000   Grady County, OK Industrial Authority (Correctional
                  Facilities)                                                       7.800     11/01/2014           382,435
      4,000,000   Langston, OK EDA (Langston University)(1)                         5.000     05/01/2030         3,263,200
      5,575,000   Langston, OK EDA (Langston University)(1)                         5.000     05/01/2035         4,395,497
      1,870,000   Langston, OK EDA (Langston University)(1)                         5.250     05/01/2026         1,626,975
        175,000   OK HFA (Single Family Homeownership Loan Program)                 5.403(3)  03/01/2029            61,348
         20,000   Texas County, OK Devel Authority Student Hsg. (OPS
                  U-Goodwell)(1)                                                    5.450     11/01/2034            14,000
      5,130,000   Tulsa, OK Municipal Airport Trust (American Airlines)(1)          6.250     06/01/2020         4,369,221


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
OKLAHOMA CONTINUED
$     9,170,000   Tulsa, OK Municipal Airport Trust (American Airlines)(1)          7.350%    12/01/2011   $     8,998,429
                                                                                                           ---------------
                                                                                                                23,125,411
                                                                                                           ---------------
OREGON--0.0%
         10,000   Clackamas County, OR Hospital Facility Authority (Legacy
                  Health System)(1)                                                 5.500     02/15/2014            10,109
         25,000   Clackamas County, OR Hospital Facility Authority (Williamette
                  Falls Hospital)(1)                                                6.000     04/01/2019            25,039
         10,000   OR GO (Elderly & Disabled Hsg.)(1)                                5.500     08/01/2026            10,005
         10,000   OR GO (Veterans Welfare)(1)                                       5.250     10/01/2042            10,067
         40,000   OR GO (Veterans Welfare)(1)                                       6.000     04/01/2032            40,159
        100,000   OR Health & Science University, Series A(1)                       5.250     07/01/2028            99,521
         25,000   OR Hsg. & Community Services Dept. (Single Family Mtg.)(1)        6.400     07/01/2018            25,045
                                                                                                           ---------------
                                                                                                                   219,945
                                                                                                           ---------------
PENNSYLVANIA--1.7%
      3,755,000   Allegheny County, PA HDA (UPMC Health System)(1)                  5.375     08/15/2029         3,784,552
      5,000,000   Allegheny County, PA HDA (West Penn Allegheny Health
                  System)(1)                                                        5.375     11/15/2040         3,873,500
     15,000,000   Allegheny County, PA HDA (WPAHS/AG/Forbes Health
                  System/WPH/WPAON Obligated Group)(1)                              5.000     11/15/2028        11,950,200
         75,000   Blair County, PA IDA (The Village at Penn State Retirement
                  Community)(1)                                                     6.900     01/01/2022            71,876
        500,000   Chester County, PA H&EFA (Chester County Hospital)(1)             6.750     07/01/2031           491,015
        500,000   Luzerne County, PA IDA(8)                                         7.500     12/15/2019           493,680
        500,000   Luzerne County, PA IDA(8)                                         7.750     12/15/2027           489,005
         25,000   Northumberland County, PA IDA (NHS Youth Services)(1)             5.500     02/15/2033            18,317
      3,740,000   Northumberland County, PA IDA (NHS Youth Services)(1)             7.750     02/15/2029         3,748,939
      2,230,000   PA EDFA (Northwestern Human Services)(1)                          5.250     06/01/2028         1,720,936
      5,000,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                         5.875     11/15/2016         4,440,550
      3,500,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                         5.875     11/15/2021         2,815,645
      1,000,000   Philadelphia, PA H&HEFA (Centralized Comprehensive Human
                  Services)(1)                                                      7.250     01/01/2021           969,290
      4,750,000   Philadelphia, PA H&HEFA (Temple University Hospital)(1)           6.625     11/15/2023         4,751,710
                                                                                                           ---------------
                                                                                                                39,619,215
                                                                                                           ---------------
RHODE ISLAND--0.5%
      5,000,000   Central Falls, RI Detention Facility(1)                           7.250     07/15/2035         4,269,850
         50,000   Providence, RI HDC (Barbara Jordan Apartments)(1)                 6.750     07/01/2025            50,073
         25,000   Providence, RI Public Building Authority(1)                       5.400     12/15/2012            25,090


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
RHODE ISLAND CONTINUED
$       110,000   RI Health & Educational Building Corp. (Johnson & Wales           6.100%    04/01/2026   $       110,068
                  University)(1)
         40,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)(1)       6.500     04/01/2027            40,050
     33,305,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.125(3)  06/01/2052           596,826
    211,125,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.580(3)  06/01/2052         4,638,416
     10,375,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.750(3)  06/01/2052           151,786
      1,400,000   Tiverton, RI Special Obligation Tax (Mount Hope Bay
                  Village)(1)                                                       6.875     05/01/2022         1,393,630
                                                                                                           ---------------
                                                                                                                11,275,789
                                                                                                           ---------------
SOUTH CAROLINA--1.8%
        500,000   Allendale County, SC School District Energy Savings Special
                  Obligation(1)                                                     8.500     12/01/2018           515,885
         30,000   Charleston County, SC (Care Alliance Health Services)(1)          5.000     08/15/2019            30,173
         45,000   Edgefield County, SC Water and Sewer Authority(1)                 5.000     01/01/2028            41,894
         35,000   Horry County, SC Hospital Facilities (Conway Hospital)(1)         5.000     07/01/2028            30,529
      1,240,000   Lancaster County, SC (Edenmoor Improvement District)              5.375     12/01/2016           957,094
      1,480,000   Lancaster County, SC (Edenmoor Improvement District)              5.750     12/01/2037           596,928
      2,170,000   Lancaster County, SC (Sun City Carolina Lakes)(1)                 5.450     12/01/2037         1,661,960
      8,565,000   Lee County, SC School Facilities, Series 2006(1)                  6.000     12/01/2027         8,407,061
      4,320,000   Lee County, SC School Facilities, Series 2007(1)                  6.000     12/01/2031         4,171,262
         35,000   Piedmont, SC Municipal Power Agency(1)                            5.000     01/01/2018            35,012
         15,000   Piedmont, SC Municipal Power Agency(1)                            5.000     01/01/2022            15,000
      5,838,000   Richland County, SC Assessment Revenue (Village at Sandhill
                  Improvement District)(1)                                          6.200     11/01/2036         4,172,419
        600,000   SC Connector 2000 Assoc. Toll Road, Series B                      5.535(3)  01/01/2020           102,726
      6,565,000   SC Connector 2000 Assoc. Toll Road, Series B                      5.781(3)  01/01/2021           944,900
     11,240,000   SC Connector 2000 Assoc. Toll Road, Series B                      6.697(3)  01/01/2026         1,001,034
      5,285,000   SC Educational Facilities Authority (Benedict College)(1)         5.600     07/01/2022         3,984,731
      2,320,000   SC Educational Facilities Authority (Benedict College)(1)         5.625     07/01/2031         1,559,318
        600,000   SC Educational Facilities Authority (Southern Wesleyan
                  University)(1)                                                    5.750     03/01/2029           550,188
         50,000   SC Hsg. Finance & Devel. Authority, Series A-1(1)                 5.300     07/01/2031            50,010
      2,750,000   SC Jobs-EDA (Lutheran Homes)(1)                                   5.500     05/01/2028         2,310,660
      7,600,000   SC Jobs-EDA (Lutheran Homes)(1)                                   5.625     05/01/2042         6,014,108
      1,435,000   SC Jobs-EDA (Palmetto Health)(1)                                  5.375     08/01/2022         1,427,682
      2,500,000   SC Jobs-EDA (Palmetto Health)(1)                                  5.500     08/01/2026         2,483,550
      1,350,000   SC Jobs-EDA (Palmetto Health)(1)                                  5.750     08/01/2036         1,337,121


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
SOUTH CAROLINA CONTINUED
$     1,500,000   SC Jobs-EDA (Palmetto Health)(1)                                  5.750%    08/01/2039   $     1,470,525
         30,000   SC State Budget & Control Board (Harden Street Facilities)(7)     6.000     12/01/2011            30,117
                                                                                                           ---------------
                                                                                                                43,901,887
                                                                                                           ---------------
SOUTH DAKOTA--0.0%
         10,000   SD H&EFA (Prairie Lakes Health Care System)(1)                    5.650     04/01/2022            10,007
TENNESSEE--0.3%
          5,000   Jackson, TN Health Educational & Hsg. Facilities Board
                  (Lambuth University)(1)                                           5.900     09/01/2015             5,007
         15,000   Johnson City, TN H&EFB (Johnson City Medical Center)(1)           5.250     07/01/2028            15,182
      8,400,000   TN Energy Acquisition Corp., Series B(1)                          5.625     09/01/2026         7,890,540
                                                                                                           ---------------
                                                                                                                 7,910,729
                                                                                                           ---------------
TEXAS--12.3%
      1,305,000   Anson, TX Education Facilities Corp. Student Hsg.(University
                  of Texas/Waterview Park)(1)                                       5.100     01/01/2034           778,472
     19,705,000   Austin, TX Independent School District(2)                         5.000     08/01/2033        20,352,901
      6,035,000   Beasley, TX Higher Education Finance Corp.,
                  Series A(1)                                                       5.125     12/01/2034         4,601,627
      3,090,000   Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill
                  Apartments)                                                       6.000     06/01/2021         2,306,129
      6,625,000   Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill
                  Apartments)                                                       6.000     06/01/2031         4,334,406
      5,765,000   Bexar County, TX HFC (American Opportunity
                  Hsg.-Waterford/Kingswood)(1)                                      7.000     12/01/2036         4,950,290
        400,000   Bexar County, TX HFC (Doral Club)(1)                              8.750     10/01/2036           285,108
         40,000   Brazoria County, TX Municipal Utility District
                  No. 18(1)                                                         5.300     09/01/2028            37,462
         20,000   Brazos County, TX HFDC (Franciscan Services Corp.)(1)             5.375     01/01/2032            18,756
         60,000   Collin County, TX HFC (Community College District
                  Foundation)(1)                                                    5.250     06/01/2031            34,651
          5,000   Cypress Hill, TX Municipal Utility District No. 1(1)              5.250     09/01/2025             4,791
         25,000   Dallas-Fort Worth, TX International Airport Facility(1)           5.200     01/15/2031            25,005
     18,550,000   Dallas-Fort Worth, TX International Airport Facility (American
                  Airlines)                                                         6.000     11/01/2014        15,917,013
        700,000   Danbury, TX Higher Education Finance Corp. (Island
                  Foundation)(1)                                                    6.250     02/15/2036           582,092
      7,650,000   Donna, TX GO(1)                                                   6.250     02/15/2037         5,759,456
        305,000   El Paso County, TX HFC (American Village Communities), Series
                  A(1)                                                              6.250     12/01/2020           300,672
        335,000   El Paso County, TX HFC (El Paso American Hsg. Foundation),
                  Series A(1)                                                       6.375     12/01/2032           309,734
      5,390,000   Escondido, TX Public Improvement District (Horseshoe Bay)(1)      7.250     10/01/2033         4,926,999


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
TEXAS CONTINUED
$       200,000   Fort Bend County, TX Municipal Utility District(1)                5.250%    09/01/2021   $       196,528
     12,500,000   Harris County, TX Cultural Education Facilities Finance Corp.
                  (Texas Childrens Hospital)(2)                                     5.500     10/01/2039        12,924,375
         20,000   Harris County, TX HFDC (Texas Children's Hospital)(1)             5.250     10/01/2029            20,270
         45,000   Harris County-Houston, TX Sports Authority(1)                     5.000     11/15/2025            42,898
     16,000,000   Houston, TX Airport System, Series A(2)                           5.500     07/01/2039        16,641,680
         65,000   Leander, TX Independent School District                           5.457(3)  08/15/2018            40,347
        650,000   Lewisville, TX GO(1)                                              6.000     10/01/2015           677,515
      2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(1)           6.000     07/01/2022         1,879,682
      1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(1)           6.000     07/01/2025         1,178,896
        770,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(1)           6.000     07/01/2032           550,958
        700,000   Maverick County, TX GO COP(1)                                     8.750     03/01/2034           710,374
      2,350,000   Maverick County, TX GO COP(1)                                     8.750     03/01/2034         2,364,617
     12,000,000   McLennan County, TX Public Facility Corp.(1)                      6.625     06/01/2035        13,090,560
        270,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)(1)             5.375     01/01/2023           221,497
        580,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)(1)             5.600     01/01/2017           542,520
        235,000   Midlothian, TX Devel. Authority Tax Increment(1)                  5.125     11/15/2026           182,642
         75,000   Mission, TX EDC(1)                                                6.600     01/01/2020            75,323
     12,000,000   North Central TX HFDC (Children's Medical Center)(2)              5.750     08/15/2039        12,407,400
         15,000   North TX Tollway Authority (Dallas North Tollway System)(1)       5.000     01/01/2023            15,002
         50,000   Port of Corpus Christi, TX (Union Pacific Corp.)(1)               5.350     11/01/2010            50,016
      1,680,000   Retama, TX Devel. Corp. (Retama Racetrack)(1)                    10.000     12/15/2019         2,501,419
         50,000   Richardson, TX Hospital Authority (Baylor/Richardson)(1)          5.625     12/01/2028            43,528
      3,695,000   Sabine, TX River Authority Pollution Control (TXU Electric
                  Company)                                                          6.150     08/01/2022         1,919,183
     16,000,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
                  (Baylor Health Care System)(2)                                    6.250     11/15/2029        17,351,840
        980,000   Tom Green County, TX HFDC (Shannon Health System/Shannon
                  Medical Center)(1)                                                6.750     05/15/2021         1,006,852
         20,000   Tomball, TX Hospital Authority (Tomball Regional Hospital)(1)     6.000     07/01/2025            18,781
         25,000   Tomball, TX Hospital Authority (Tomball Regional Hospital)(1)     6.000     07/01/2029            22,745
      7,000,000   Trophy Club, TX Public Improvement (Highlands Trophy Club)(1)     7.750     10/01/2037         6,329,260
        110,000   TX Dormitory Finance Authority (Temple Junior College
                  Foundation)                                                       5.750     09/01/2027            58,375


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
TEXAS CONTINUED
$       485,000   TX Dormitory Finance Authority (Temple Junior College             6.000%    09/01/2033   $       251,720
                  Foundation)
     10,000,000   TX Multifamily Housing Options (Affordable Hsg.)                  0.520(9)  01/01/2039         3,535,000
      1,990,000   TX Municipal Gas Acquisition & Supply Corp.(1)                    1.650(9)  12/15/2026         1,353,200
    105,000,000   TX Municipal Gas Acquisition & Supply Corp.(2)                    6.250     12/15/2026       109,404,960
        545,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(5, 6)                 6.625     03/01/2020           277,776
      3,065,000   TX Panhandle HFA (Amarillo Affordable Hsg.)(5, 6)                 6.750     03/01/2031         1,560,330
        660,000   TX Public Finance Authority Charter School Finance Corp.
                  (Ed-Burnham Wood)(1)                                              6.250     09/01/2036           554,585
      3,000,000   TX Public Finance Authority Charter School Finance Corp.
                  (Idea Academy)(1)                                                 5.000     08/15/2030         2,223,600
      6,000,000   TX Public Finance Authority Charter School Finance Corp.
                  (Idea Academy)(1)                                                 5.000     08/15/2037         4,220,640
      4,850,000   TX Public Finance Authority Charter School Finance Corp.
                  (Kipp)(1)                                                         5.000     02/15/2036         3,948,967
      2,500,000   Tyler, TX HFDC (Mother Frances Hospital Regional Health Care
                  Center)(1)                                                        5.000     07/01/2033         2,089,325
      4,330,000   Wichita County, TX HFDC (Wichita Falls Retirement
                  Foundation)(1)                                                    6.250     01/01/2028         3,806,893
                                                                                                           ---------------
                                                                                                               291,817,643
                                                                                                           ---------------
U.S. POSSESSIONS--2.2%
      1,120,000   Puerto Rico Highway & Transportation Authority(1)                 5.500     07/01/2023         1,137,136
         65,000   Puerto Rico Infrastructure(1)                                     5.000     07/01/2041            58,798
        850,000   Puerto Rico Infrastructure(1)                                     5.500     07/01/2024           847,391
      8,000,000   Puerto Rico Infrastructure                                        7.075(3)  07/01/2030         1,945,120
      5,000,000   Puerto Rico Public Buildings Authority(1)                         5.625     07/01/2039         4,862,550
      7,550,000   Puerto Rico Public Buildings Authority(1)                         6.250     07/01/2026         7,975,367
      1,000,000   Puerto Rico Public Buildings Authority(1)                         6.250     07/01/2031         1,080,900
     10,500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                6.125     08/01/2029        10,942,470
      1,500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                6.500     08/01/2044         1,626,990
     50,000,000   Puerto Rico Sales Tax Financing Corp., Series A                   7.280(3)  08/01/2034        10,045,500
     11,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                6.000     08/01/2042        11,553,850
                                                                                                           ---------------
                                                                                                                52,076,072
                                                                                                           ---------------
UTAH--0.1%
         15,000   Sandy City, UT Industrial Devel. (King Properties)(1)             6.125     08/01/2016            15,020
        285,000   Utah County, UT Charter School (Lincoln Academy)(1)               5.875     06/15/2037           229,627
        275,000   Utah County, UT Charter School (Renaissance Academy)(1)           5.625     07/15/2037           213,584
      1,500,000   West Valley City, UT Sewer (East Hollywood High School)(1)        5.625     06/15/2037         1,151,310
                                                                                                           ---------------
                                                                                                                 1,609,541
                                                                                                           ---------------


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
VERMONT--0.0%
$        30,000   VT E&HBFA (Mary Hitchcock Memorial Hospital/Cooley Dickenson
                  Hospital Obligated Group)                                         5.000%    11/15/2022   $        29,408
         85,000   VT EDA (Wake Robin Corp.)(1)                                      6.300     03/01/2033            79,959
        846,633   VT Educational & Health Buildings Financing Agency (Marlboro
                  College)(1)                                                       2.779     04/01/2019           628,972
        225,000   VT Student Assistance Corp.(1)                                    5.000     03/01/2026           227,117
                                                                                                           ---------------
                                                                                                                   965,456
                                                                                                           ---------------
VIRGINIA--2.2%
      2,300,000   Buena Vista, VA Public Recreational Facilities Authority (Golf
                  Course)(1)                                                        5.250     07/15/2025         1,490,262
        825,000   Buena Vista, VA Public Recreational Facilities Authority (Golf
                  Course)(1)                                                        5.500     07/15/2035           451,638
        625,000   Celebrate, VA North Community Devel. Authority Special
                  Assessment(1)                                                     6.750     03/01/2034           496,688
        100,000   Danville, VA IDA Educational Facilities (Averett
                  University)(1)                                                    6.000     03/15/2016            97,567
      3,000,000   Farms New Kent, VA Community Devel. Authority Special
                  Assessment(1)                                                     5.450     03/01/2036         1,967,040
        750,000   Farms New Kent, VA Community Devel. Authority Special
                  Assessment(1)                                                     5.800     03/01/2036           512,798
         25,000   Greensville County, VA IDA (Georgia-Pacific Corp.)(1)             5.300     08/01/2014            23,905
         25,000   Hampton Roads, VA Regional Jail Authority(1)                      5.000     07/01/2028            24,998
        900,000   New Port, VA CDA(1)                                               5.600     09/01/2036           474,453
         65,000   Norton, VA IDA (Norton Community Hospital)(1)                     6.000     12/01/2022            61,093
      5,000,000   Peninsula, VA Town Center Community Devel. Authority Special
                  Obligation(1)                                                     6.350     09/01/2028         4,338,400
      3,475,000   Peninsula, VA Town Center Community Devel. Authority Special
                  Obligation(1)                                                     6.450     09/01/2037         2,893,702
        935,000   Stafford County & Staunton, VA IDA (Virginia Municipal
                  League/Mt. Rogers)(1)                                             6.500     08/01/2028           831,234
      2,895,000   Stafford County & Staunton, VA IDA (Virginia Municipal
                  League/Mt. Rogers)(1)                                             6.500     08/01/2038         2,497,748
        675,000   Suffolk, VA IDA (Lake Prince Center)(1)                           5.300     09/01/2031           513,648
      3,700,000   VA Celebrate South CDA Special Assessment(1)                      6.250     03/01/2037         2,805,081
      2,135,000   VA College Building Authority Educational Facilities (Regent
                  University)(1)                                                    5.000     06/01/2036         1,837,808
      3,700,000   VA Small Business Financing Authority (Hampton Roads
                  Proton)(1)                                                        9.000     07/01/2039         3,826,059
     30,000,000   VA Tobacco Settlement Authority(1)                                5.000     06/01/2047        20,544,900
     35,170,000   VA Tobacco Settlement Authority                                   5.670(3)  06/01/2047         1,447,949
    162,770,000   VA Tobacco Settlement Authority                                   5.770(3)  06/01/2047         5,698,578
                                                                                                           ---------------
                                                                                                                52,835,549
                                                                                                           ---------------
WASHINGTON--3.2%
      2,330,000   Bremerton, WA Hsg. Authority(1)                                   5.300     06/01/2026         1,819,777


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
WASHINGTON CONTINUED
$     4,145,000   Bremerton, WA Hsg. Authority(1)                                   5.500%    06/01/2037   $     2,987,550
        125,000   Kitsap County, WA Consolidated Hsg. Authority(1)                  5.600     12/01/2028           102,734
         20,000   Pierce County, WA Hsg. Authority(1)                               5.800     12/01/2023            14,501
        100,000   Port Camas, WA Public Industrial Corp. (James River Corp. of
                  Virginia)(1)                                                      6.700     04/01/2023            99,469
         75,000   Radford, WA Court Properties Student Housing(1)                   5.000     06/01/2027            75,326
      2,460,000   Seattle, WA Hsg. Authority (Gamelin House & Genesee)(1)           5.700     11/01/2035         2,041,406
         50,000   Seattle, WA Municipal Light & Power(1)                            5.125     07/01/2022            50,149
        165,000   Skagit Valley, WA College(1)                                      5.625     11/01/2017           165,089
        140,000   Skagit Valley, WA College(1)                                      5.750     11/01/2023           140,004
        500,000   Vancouver, WA Downtown Redevel. Authority (Conference
                  Center)(1)                                                        5.250     01/01/2028           362,205
      1,800,000   Vancouver, WA Downtown Redevel. Authority (Conference
                  Center)(1)                                                        5.250     01/01/2034         1,218,546
         25,000   Vancouver, WA Downtown Redevel. Authority (Conference
                  Center)(1)                                                        6.000     01/01/2028            21,309
      3,010,000   Vancouver, WA Downtown Redevel. Authority (Conference
                  Center)(1)                                                        6.000     01/01/2034         2,438,130
         55,000   Vancouver, WA Hsg. Authority(1)                                   5.500     03/01/2028            55,031
         25,000   WA COP (Dept. of General Administration)(1)                       5.300     10/01/2010            25,086
     12,070,000   WA Health Care Facilities Authority(1)                            5.500     08/15/2042        10,999,632
     33,785,000   WA Health Care Facilities Authority (Catholic Health
                  Initiatives)(2)                                                   6.375     10/01/2036        36,588,971
         20,000   WA Health Care Facilities Authority (Multicare Health
                  System)(1)                                                        5.000     08/15/2022            19,905
     15,000,000   WA Health Care Facilities Authority (Providence Health
                  System-Washington)(2)                                             5.250     10/01/2033        15,337,950
        115,000   WA Health Care Facilities Authority (Swedish Health System)(1)    5.125     11/15/2022           114,510
         90,000   WA Health Care Facilities Authority (Yakima Valley Memorial
                  Hospital Assoc.)(1)                                               5.250     12/01/2020            89,993
        145,000   WA Health Care Facilities Authority (Yakima Valley Memorial
                  Hospital Assoc.)(1)                                               5.375     12/01/2027           131,946
         10,000   WA HFC (Gonzaga University)(1)                                    5.850     07/01/2014            10,037
         10,000   WA HFC (Nickerson Area Properties)(1)                             5.250     01/01/2023             8,358
         55,000   WA State University (Recreation Center)(1)                        5.000     04/01/2032            55,013
        185,000   WA Tobacco Settlement Authority (TASC)(1)                         6.500     06/01/2026           187,292
         25,000   WA Tobacco Settlement Authority (TASC)(1)                         6.625     06/01/2032            24,610
                                                                                                           ---------------
                                                                                                                75,184,529
                                                                                                           ---------------
WEST VIRGINIA--0.6%
      5,000,000   Mason County, WV Pollution Control (Appalachian Power
                  Company)(1)                                                       6.050     12/01/2024         5,059,950
         50,000   Pleasants County, WV Pollution Control (Monongahela Power
                  Company)(1)                                                       6.150     05/01/2015            50,042


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                        COUPON      MATURITY         VALUE
---------------                                                                    ------     ----------   ---------------
WEST VIRGINIA CONTINUED
$       660,000   Princeton, WV Hospital (Princeton Community Hospital)(1)          6.200%    05/01/2013   $       660,040
        500,000   Wheeling, WV Tax Increment (Stone Building Renovation)(1)         5.200     06/01/2025           374,755
      1,500,000   Wheeling, WV Tax Increment (Stone Building Renovation)(1)         5.500     06/01/2033         1,059,900
      1,920,000   WV Hospital Finance Authority (Charleston Area Medical
                  Center)(1)                                                        5.500     09/01/2025         1,933,594
      5,525,000   WV Hospital Finance Authority (Charleston Area Medical
                  Center)(1)                                                        5.500     09/01/2028         5,518,094
                                                                                                           ---------------
                                                                                                                14,656,375
WISCONSIN--0.9%
      1,750,000   Sokaogon, WI Chippewa Community (Gaming)(1)                       7.000     01/01/2026         1,332,590
      1,500,000   WI H&EFA (Aurora Health Care)(1)                                  5.600     02/15/2029         1,500,585
          5,000   WI H&EFA (Froedert & Community)(1)                                5.375     10/01/2030             5,070
     16,000,000   WI H&EFA (Froedtert & Community Health)(2)                        5.250     04/01/2039        15,834,320
        280,000   WI H&EFA (Kenosha Hospital & Medical Center)(1)                   5.625     05/15/2029           280,412
        185,000   WI H&EFA (Medical College of Wisconsin)(1)                        5.500     12/01/2026           185,065
      2,140,000   WI H&EFA (Richland Hospital)(1)                                   5.375     06/01/2028         1,789,502
                                                                                                           ---------------
                                                                                                                20,927,544
WYOMING--0.0%
        645,000   Cheyenne, WY Hsg. Authority (Foxcrest II)(1)                      5.400     06/01/2027           560,886
                                                                                                           ---------------
Total Municipal Bonds and Notes (Cost $3,344,660,037)                                                        2,879,554,362
CORPORATE BONDS AND NOTES--0.0%
        121,412   Delta Air Lines, Inc., Sr. Unsec. Nts.(1) (Cost $120,198)         8.000     12/01/2015            60,055

    SHARES
---------------
COMMON STOCKS--0.0%
            918   Delta Air Lines, Inc.(6) (Cost $5,407)                                                             6,555
TOTAL INVESTMENTS, AT VALUE (COST $3,344,785,642)-120.9%                                                     2,879,620,972
LIABILITIES IN EXCESS OF OTHER ASSETS-(20.9)                                                                  (498,263,119)
                                                                                                           ---------------
NET ASSETS-100.0%                                                                                          $ 2,381,357,853
                                                                                                           ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Issue is in default. See accompanying Notes.

(6.) Non-income producing security.

(7.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2009 was $3,720,831, which represents 0.16% of the Fund's net assets. See accompanying Notes.

(8.) When-issued security or delayed delivery to be delivered and settled after October 31, 2009. See accompanying Notes.

(9.) Represents the current interest rate for a variable or increasing rate security.


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

                                                                  LEVEL 3--
                               LEVEL 1--         LEVEL 2--       SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                            -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                     $   --         $   31,552,441     $       --    $   31,552,441
   Alaska                          --             38,410,991             --        38,410,991
   Arizona                         --            133,697,196             --       133,697,196
   Arkansas                        --              2,311,400             --         2,311,400
   California                      --            476,855,623             --       476,855,623
   Colorado                        --             70,929,603             --        70,929,603
   Connecticut                     --              7,408,448             --         7,408,448
   Delaware                        --              5,163,894             --         5,163,894
   District of Columbia            --             18,816,413             --        18,816,413
   Florida                         --            389,108,260             --       389,108,260
   Georgia                         --             60,153,484             --        60,153,484
   Hawaii                          --                795,735             --           795,735
   Idaho                           --              7,061,152             --         7,061,152
   Illinois                        --            193,110,183             --       193,110,183
   Indiana                         --             13,137,170             --        13,137,170
   Iowa                            --             52,394,120             --        52,394,120
   Kansas                          --              3,870,795             --         3,870,795
   Kentucky                        --                202,155             --           202,155
   Louisiana                       --             62,795,454             --        62,795,454
   Maryland                        --              8,407,705             --         8,407,705
   Massachusetts                   --             21,111,070             --        21,111,070
   Michigan                        --             95,538,299             --        95,538,299
   Minnesota                       --             12,338,182             --        12,338,182
   Mississippi                     --              2,547,671             --         2,547,671
   Missouri                        --             72,559,814             --        72,559,814
   Montana                         --              5,276,028             --         5,276,028
   Nebraska                        --             20,511,997             --        20,511,997
   Nevada                          --             48,642,699             --        48,642,699
   New Hampshire                   --             12,071,812             --        12,071,812
   New Jersey                      --             98,702,690             --        98,702,690
   New Mexico                      --             13,040,009             --        13,040,009
   New York                        --             79,216,876             --        79,216,876
   North Carolina                  --                485,787             --           485,787
   North Dakota                    --                 69,963             --            69,963


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

   Ohio                            --            184,562,665             --       184,562,665
   Oklahoma                        --             23,125,411             --        23,125,411
   Oregon                          --                219,945             --           219,945
   Pennsylvania                    --             39,619,215             --        39,619,215
   Rhode Island                    --             11,275,789             --        11,275,789
   South Carolina                  --             43,901,887             --        43,901,887
   South Dakota                    --                 10,007             --            10,007
   Tennessee                       --              7,910,729             --         7,910,729
   Texas                           --            288,282,643      3,535,000       291,817,643
   U.S. Possessions                --             52,076,072             --        52,076,072
   Utah                            --              1,609,541             --         1,609,541
   Vermont                         --                965,456             --           965,456
   Virginia                        --             52,835,549             --        52,835,549
   Washington                      --             75,184,529             --        75,184,529
   West Virginia                   --             14,656,375             --        14,656,375
   Wisconsin                       --             20,927,544             --        20,927,544
   Wyoming                         --                560,886             --           560,886
Corporate Bonds and Notes          --                 60,055             --            60,055
Common Stocks                   6,555                     --             --             6,555
                               ------         --------------     ----------    --------------
Total Assets                   $6,555         $2,876,079,417     $3,535,000    $2,879,620,972
                               ------         --------------     ----------    --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AG        Allegheny General Hospital
AHF       American Housing Foundation
ARC       Assoc. of Retarded Citizens
AS        Ambulatory Services
AUS       Allegheny United Hospital
BCC       Bethesda Company Care, Inc.
BCCC      Botsford Continuing Care Corp.
BCG       Bethesda Care Givers
BGH       Botsford General Hospital
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
CDA       Communities Devel. Authority
CEMS      Community Emergency Medical Services
CFGH      Central Florida Group Homes
CHHC      Community Health & Home Care
COP       Certificates of Participation
CRH       Columbus Regional Healthcare
DKH       Day Kimball Hospital
DLS       Diagnostic Laboratory Services
DRIVERS   Derivative Inverse Tax Exempt Receipts
E&HBFA    Educational Health Buildings Financing Agency
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS OCTOBER 31, 2009 / UNAUDITED

EMH       Elmhurst Memorial Hospital
EMHC      Elmhurst Memorial Healthcare
EMHH      Elmhurst Memorial Home Health
EMHS      Elmhurst Memorial Health System
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FMOOLHS   Franciscan Missionaries of Our Lady Health System
FNH       Freeman Neosho Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HNE       Healthnet of New England
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
LD&M      Locklando Door and Millwork
MCM       Managed Care Management
MCP       Medical College Of Pennsylvania
MetroF    Metro Foundation
MetroH    Metropolitan Hospital
MetroHC   Metropolitan Health Corporation
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
NYC       New York City
OHC       Oakwood Hospital Corp.
OLOLRMC   Our Lady of Lourdes Regional Medical Center
OUH       Oakwood United Hospitals
PHCS      Phoenix Healthcare Services
PHS       Pinnacle Health System
PP        Professionals PRN, Inc.
SFMC      St. Francis Medical Center
ROLs      Residual Option Longs
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHS      St. Joseph Health System
SJHO      St. Joseph Hospital of Orange
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
UPMC      University of Pittsburgh Medical Center
VC        VinFen Corp.
VCS       VinFen Clinical Services
WCNT      Wessex Corporation of New Tazewell
WPAHS     West Penn Allegheny Health System
WPAON     West Penn Allegheny Oncology Network
WPH       Western Pennsylvania Hospital
YMCA      Young Men's Christian Assoc.
ZHCC      Zieger Health Care Corp.


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ----------------------------
Purchased securities           $5,861,261

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20 % of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $431,010,000 as of October 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 31, 2009, municipal bond holdings with a value of $630,036,742 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $431,010,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS   October 31, 2009  / Unaudited

  PRINCIPAL                                                                     COUPON
  AMOUNT         INVERSE FLOATER(1)                                            RATE (2)   MATURITY DATE      VALUE
------------   -------------------------------------------------------------   --------   -------------   ------------
$  2,000,000   AK HFC ROLs                                                      18.088 %     12/1/33      $  1,992,840
   3,000,000   AL Public School & College Authority ROLS(3)                     14.851        5/1/29         3,338,220
   4,930,000   Austin, TX Independent School District ROLs(3)                   17.795        8/1/33         5,577,901
   5,000,000   CA Health Facilities Financing Authority ROLs(3)                 17.518        7/1/39         5,810,800
   5,000,000   Clark County, NV Water Reclamation District DRIVERS              15.395        7/1/38         5,641,600
   3,250,000   CO Hsg. & Finance Authority (Single Family) DRIVERS              15.804       11/1/29         4,050,020
   3,480,000   FL COP (Dept. of Management Services) DRIVERS                    11.702        8/1/28         4,066,624
   3,125,000   Harris County, TX Cultural Education Facilities Finance Corp.
               (Texas Childrens Hospital) DRIVERS                               16.291       10/1/39         3,549,375
   4,000,000   Houston, TX Airport System ROLs(3)                               16.649        7/1/39         4,641,680
   5,000,000   IL Finance Authority (Northwestern Memorial Hospital) DRIVERS    18.022       8/15/39         6,612,500
   3,750,000   IL Finance Authority ROLs                                        18.222       5/15/29         3,356,700
   2,625,000   IL Health Facilities Authority ROLs                              18.463       8/15/33         2,584,838
   2,500,000   Imperial, CA Irrigation District DRIVERS                         14.992       11/1/38         2,242,500
   5,065,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.)
               ROLs                                                             19.048       12/1/32         5,280,060
   3,750,000   Los Angeles, CA Community College District ROLs(3)               14.911        8/1/33         4,155,525
   3,650,000   MI Hospital Finance Authority ROLs(3)                            21.770       12/1/23         5,049,191
   3,000,000   North Central Texas HFDC (Children's Medical Center) DRIVERS     17.156       8/15/39         3,407,400
   4,920,000   NYC GO DRIVERS                                                   15.846        4/1/36         6,354,574
   5,000,000   NYC GO ROLs(3)                                                   16.274        4/1/36         6,457,900
   3,500,000   NYC GO ROLs(3)                                                   17.838       5/15/33         3,956,750
   5,000,000   NYC Municipal Water Finance Authority DRIVERS                    14.559       6/15/39         5,552,900
   4,115,000   Omaha, NE Public Facilities Corp. ROLs(3)                        14.911        6/1/36         4,504,773
   2,500,000   Orange County, FL School Board ROLs(3)                           16.439        8/1/34         2,934,000
   3,100,000   Pima County, AZ IDA (Metro Police Facility) DRIVERS              15.858        7/1/39         3,304,786
   4,970,000   Salt River, AZ Agricultural Improvement & Power District(3)      14.904        1/1/38         5,566,599
   4,000,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
               ROLs(3)                                                          18.806      11/15/29         5,351,840
  42,000,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)              10.196      12/15/26        46,404,960
   4,000,000   University of California (Regents Medical Center) DRIVERS        15.411       5/15/39         4,839,840
   2,625,000   University of California (Regents Medical Center) DRIVERS        14.379       5/15/37         2,644,425
   3,000,000   University of Illinois (Auxiliary Facilities Systems) DRIVERS    17.156        4/1/38         4,054,380
   7,500,000   WA Austin Trust Various States Inverse Certificates               8.168       10/1/33         7,837,950
  11,265,000   WA Health Care Facilities Authority (Catholic Health
               Initiatives)(3)                                                  14.595       10/1/36        14,068,971
   4,000,000   WI H&EFA ROLs                                                    15.780        4/1/39         3,834,320
                                                                                                          ------------
                                                                                                          $199,026,742
                                                                                                          ============


(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 43-44 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security.


                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals

STATEMENT OF INVESTMENTS   October 31, 2009  / Unaudited

Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $230,740,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of October 31, 2009 is as follows:

Cost                                $89,590,042
Market Value                        $43,494,219
Market Value as a % of Net Assets          1.83%

ILLIQUID SECURITIES

As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $3,364,507,517
                                 ==============
Gross unrealized appreciation    $  121,435,024
Gross unrealized depreciation      (606,321,569)
                                 --------------
Net unrealized depreciation      $ (484,886,545)
                                 ==============


                      48 | OPPENHEIMER AMT-FREE MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free Municipals


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/10/2009